As filed with the Securities and Exchange Commission on January 8, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: October 31, 2006

Item 1.  Report to Stockholders.

Underlying Funds Trust SEMI-ANNUAL REPORT October 31, 2006

December 31, 2006

Dear Shareholders:

The various portfolios of Underlying Funds Trust (UFT) are available only to the multi-strategy portfolios of AIP Alternative Strategies Funds (AIP Funds). Currently AIP Funds offers two series, the Alpha Hedged Strategies Fund and the Beta Hedged Strategies Fund.

Since its inception on April 28, 2006 the UFT has grown to 12 series, with 15 total sub-advisors.

In the future, we will strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

Lee W. Schultheis
President & Chief Investment Strategist
Underlying Funds Trust

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

Fund Disclosure
Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies - subject to more abrupt or erratic market movements than larger, more established companies;

•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. Because the Alternative Strategies Funds are “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including, but not limited to, risks associated with smaller companies, foreign securities, emerging markets, non-diversification, high yield bonds, fixed income investments and short sales.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

The AIP Alternative Strategies Funds and Underlying Funds Trust are distributed by

Quasar Distributors, LLC - © December 2006

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited)

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*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited) (continued)

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*	Investments are a percentage of Total Net Assets.
∧	Percent of Net Assets is less than one percent.

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited) (continued)

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*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited) (continued)

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*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited) (continued)

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*	Investments are a percentage of Total Net Assets.
∧	Percent of Net Assets is less than one percent.

Underlying Funds Trust
Allocation of Portfolio Assets - October 31, 2006 (Unaudited) (continued)

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*	Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited)

The following expense example is presented for the Convertible Bond Arbitrage-1 Portfolio, Fixed Income Arbitrage-1 Portfolio, Merger Arbitrage-1 Portfolio, Long/Short Equity Earnings Revision-1 Portfolio, Long/Short Equity Momentum-1 Portfolio, Long/Short Equity Deep Discount Value-1 Portfolio, Long/Short Equity International-1 Portfolio, Long/Short Equity Global-1 Portfolio, Long/Short Equity REIT-1 Portfolio, Distressed Securities & Special Situations-1Portfolio, Global Hedged Income-1 Portfolio and Long/Short Equity Healthcare/Biotech-1Portfolio (the “Portfolio or Portfolios), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of i n vesting in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/06 - 10/31/06).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Portfolios charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolios’ transfer agent. To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio. Actual expenses of the Portfolios are expected to vary among each Portfolio. The example below includes, but is not limited to, investment advisory fees and operating services fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Portfolios and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note t h at the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of h t e table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Convertible Bond Arbitrage-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,014.20	$24.22
Hypothetical (5% return before expenses)**	1,000.00	1,001.16	24.06

^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $15.23.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.77%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Fixed Income Arbitrage-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,072.70	$15.67
Hypothetical (5% return before expenses)**	1,000.00	$1,010.08	15.20

^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $15.67.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 0.00%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Merger Arbitrage-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,033.60	$22.81
Hypothetical (5% return before expenses)**	1,000.00	1,002.77	22.46

^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $15.38.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.45%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Earnings Revision-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,037.70	$20.90
Hypothetical (5% return before expenses)**	1,000.00	1,004.69	20.57

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.41.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.07%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Long/Short Equity Momentum-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$953.20	$20.23
Hypothetical (5% return before expenses)**	1,000.00	1,004.49	20.77

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $14.77.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.11%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Deep Discount Value-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$994.40	$21.87
Hypothetical (5% return before expenses)**	1,000.00	1,003.28	21.96

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.08.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.35%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Long/Short Equity International-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$975.80	$31.77
Hypothetical (5% return before expenses)**	1,000.00	993.04	32.05

^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $14.94.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.38%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Global-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$985.80	$20.97
Hypothetical (5% return before expenses)**	1,000.00	1,004.08	21.17

^	Excluding interest expense and dividends on short positions, your actual cost of investment in t he Portfolio would be $15.02.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.19%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Long/Short Equity REIT-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,028.90	$40.30
Hypothetical (5% return before expenses)**	1,000.00	985.48	39.44

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.34.

*	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 4.88%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Distressed Securities & Special Situations-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$996.10	$20.88
Hypothetical (5% return before expenses)**	1,000.00	1,004.28	20.97

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $15.09.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $15.20.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 1.15%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Expense Example - October 31, 2006 (Unaudited) (continued)

Global Hedged Income-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$1,020.60	$17.29
Hypothetical (5% return before expenses)**	1,000.00	1,004.94	17.16

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $13.37.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $13.29.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 0.88%, multiplied by the average account value over the period, multiplied by 161/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Long/Short Equity Healthcare/Biotech-1 Portfolio

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expenses Paid During Period 5/1/06-10/31/06+

Actual^	$1,000.00	$999.90	$2.96
Hypothetical (5% return before expenses)**	1,000.00	1,001.97	2.96

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Portfolio would be $2.96.

**	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Portfolio would be $2.96.

+
Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 0.00%, multiplied by the average account value over the period, multiplied by 36/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.00%.

Underlying Funds Trust
Convertible Bond Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

CONVERTIBLE BONDS (f) - 112.46%+

Aerospace & Defense - 3.61%+
L-3 Communications Holdings, Inc. (Acquired 08/01/2005, Cost $763,564)
3.000%, due 08/01/2035 (b)(e)^	750,000	$777,188

Airlines - 3.51%+
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	750,000	755,625

Biotechnology - 11.29%+
Amgen, Inc. (Acquired 10/05/2006 and 10/19/2006, Cost $774,466)
0.375%, due 02/01/2013 (b)^	750,000	783,750
Charles River Laboratories International, Inc. (Acquired 08/16/2006, Cost $765,771)
2.250%, due 06/15/2013 (b)^	750,000	810,000
Core Labs CVT (Acquired 10/31/2006, Cost $249,410)
0.250%, due 10/31/2011 (b)^	250,000	249,375
Protein Design Labs, Inc., 2.750%, due 08/16/2023 (e)^	500,000	588,125
		2,431,250
Commercial Services & Supplies - 2.41%+
Waste Connections, Inc., 3.750%, due 04/01/2026 (e)^	500,000	519,375

Communications - 3.63%+
Liberty Media Corp., 3.500%, due 01/15/2031 (e)^	750,000	781,875

Communications Equipment - 2.93%+
Ciena Corp., 0.250%, due 05/01/2013 ^	750,000	631,875

Construction & Engineering - 3.78%+
Quanta Services, Inc., (Acquired 04/27/2006, Cost $741,563)
3.750%, due 04/30/2026 (b)(e)^	750,000	814,688

Diversified Telecommunication Services - 4.99%+
Broadwing Corp., (Acquired 05/10/2006, Cost $512,322)
3.125%, due 05/15/2026 (b)(e)^	500,000	560,625
Level 3 Communications, Inc., 2.875%, due 07/15/2010 ^	500,000	514,375
		1,075,000
Electronic Equipment & Instruments - 6.39%+
Coherent, Inc., (Acquired 03/10/2006, Cost $526,062)
2.750%, due 03/01/2011 (b)^	500,000	543,750
Itron, Inc., 2.500%, due 08/01/2026 (e)^	750,000	832,500
		1,376,250
Energy Equipment & Services - 6.66%+
Cameron International Corp., (Acquired 05/23/2006 and 05/30/2006, Cost $749,970)
2.500%, due 06/15/2026 (b)(e)^	750,000	788,437
Grey Wolf, Inc., 5.322%, due 04/01/2024 (e)^	500,000	645,950
		1,434,387
Food & Staples Retailing - 2.78%+
Wild Oats Markets, Inc., 3.250%, due 05/15/2034 (e)	500,000	600,000

Health Care Equipment & Supplies - 14.17%+
American Medical Systems Holdings, Inc., 3.250%, due 07/01/2036 (e)	750,000	852,187
Cytyc Corp., 2.250%, due 03/15/2024 (e)	750,000	782,812
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)	750,000	743,438
Greatbatch, Inc., 2.250%, due 06/15/2013 (e)	750,000	673,125
		3,051,562

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Health Care Providers & Services - 5.80%+
Henry Schein, Inc., 3.000%, due 08/15/2034 (e)	500,000	$611,875
PSS World Medical, Inc., 2.250%, due 03/15/2024 (e)	500,000	637,500
		1,249,375
Hotels Restaurants & Leisure - 2.53%+
Scientific Games Corp., 0.750%, due 12/01/2024 (e)	500,000	545,625

Household Products - 3.24%+
Church & Dwight, Inc., 5.250%, due 08/15/2033 (e)	500,000	696,875

IT Services - 2.48%+
Euronet Worldwide, Inc., 3.500%, due 10/15/2025 (e)	500,000	536,250

Machinery - 2.40%+
Trinity Industries, Inc., 3.875%,due 06/01/2036 (e)	500,000	517,500

Media - 2.87%+
Lamar Advertising Co., 2.875%, due 12/31/2010	500,000	617,500

Oil, Gas & Consumable Fuels - 6.05%+
Chesapeake Energy Corp., (Acquired 12/01/2005 and 01/19/2006, Cost $792,245)
2.750%, due 11/15/2035 (b)(e)	750,000	811,875
OMI Corp., 2.875%, due 12/01/2024 (e)	500,000	491,875
		1,303,750
Road & Rail - 2.70%+
Yellow Roadway Corp., 3.375%, due 11/25/2023 (e)	500,000	580,625

Semiconductor & Semiconductor Equipment - 2.50%+
PMC-Sierra, Inc., (Acquired 12/02/2005, Cost $578,363)
2.250%, due 10/15/2025 (b)(e)	500,000	537,500

Semiconductor Equipment & Products - 3.06%+
Conexant Systems, Inc., (Acquired 03/02/2006 and 04/05/2006, Cost $759,835)
4.000%, due 03/01/2026 (b)(e)	750,000	660,000

Software - 8.45%+
Mentor Graphics Corp., 6.250%, due 03/01/2026 (e)	750,000	946,875
Symantec Corp., (Acquired 08/16/2006, Cost $810,824)
1.000%, due 06/15/2013 (b)	750,000	872,813
		1,819,688
Specialty Retail - 4.23%+
Dicks Sporting Goods, Inc., 1.606%, due 02/18/2024 (e)	1,000,000	911,250

TOTAL CONVERTIBLE BONDS (Cost $23,380,515)		24,225,013

REPURCHASE AGREEMENTS - 5.20%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $1,121,762 (g)^	$1,121,598	1,121,598

TOTAL REPURCHASE AGREEMENTS (Cost $1,121,598)		1,121,598

Total Investments (Cost $24,502,113) - 117.66%+		$25,346,611

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Convertible Bond Arbitrage - 1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
American Medical Systems Holdings, Inc. (a)	24,000	$427,440
Amgen, Inc. (a)	6,200	470,642
Broadwing Corp. (a)	23,000	344,540
Cameron International Corp. (a)	4,500	225,450
Charles River Laboratories International, Inc. (a)	11,300	484,996
Chesapeake Energy Corp.	14,700	476,868
Church & Dwight, Inc.	13,900	563,923
Ciena Corp. (a)	13,800	324,438
Coherent, Inc. (a)	9,100	293,293
Conexant Systems, Inc. (a)	60,000	115,800
Core Laboratories N.V.	1,820	132,660
Cytyc Corp. (a)	12,600	332,892
Dick's Sporting Goods, Inc. (a)	13,000	646,880
Edwards Lifesciences Corp. (a)	4,100	176,013
Euronet Worldwide, Inc. (a)	7,500	222,900
Greatbatch, Inc. (a)	9,000	202,410
Grey Wolf, Inc. (a)	75,000	525,000
Henry Schein, Inc. (a)	8,500	422,365
Itron, Inc. (a)	7,000	381,080
JetBlue Airways Corp. (a)	21,900	275,064
L-3 Communications Holdings, Inc.	3,000	241,560
Lamar Advertising Co. (a)	8,000	461,440
Level 3 Communications, Inc. (a)	40,000	211,600
Mentor Graphics Corp. (a)	25,500	430,185
Motorola, Inc.	15,000	345,900
OMI Corp. (b)	8,000	178,560
PDL Biopharma, Inc. (a)	16,000	338,080
PMC - Sierra, Inc. (a)	32,300	214,149
PSS World Medical, Inc. (a)	22,000	442,640
Quanta Services, Inc. (a)	21,500	393,450
Scientific Games Corp. - Class A (a)	12,700	355,981
Symantec Corp. (a)	32,000	634,880
Trinity Industries, Inc.	7,000	252,420
Waste Connections, Inc. (a)	5,200	211,588
Wild Oats Markets, Inc. (a)	23,000	413,540
YRC Worldwide, Inc. (a)	8,000	309,920

TOTAL COMMON STOCK (Proceeds $12,196,333)		12,480,547

TOTAL SECURITIES SOLD SHORT(Proceeds $12,196,333)		$12,480,547

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

CORPORATE BONDS - 4.42% +

Banking - 1.25%+
Shinsei Financial Cayman Ltd., (Acquired 02/16/2006, Cost $195,000)
6.418%, due 07/20/2048 (b)(e)	195,000	$196,107
Washington Group International, Inc., (Acquired 02/27/2006, Cost $299,829)
6.534%, due 03/29/2049 (b)(e)	300,000	298,557
		494,664
Chemicals - 1.01%+
Chemtura Corp., 6.875%, due 06/01/2016	410,000	400,775

Commercial Banks - 0.58%+
Residential Capital Corp., 6.000%, due 02/22/2011	80,000	80,232
Residential Capital Corp., 6.500%, due 04/17/2013	115,000	117,029
Residential Capital Corp., 6.875%, due 06/30/2015	30,000	31,399
		228,660
Consumer Finance - 0.25%+
General Motors Acceptance Corporation, 6.125%, due 02/01/2007	100,000	99,924

Hotels Restaurants & Leisure - 0.82%+
MGM Mirage, 6.000%, due 10/01/2009	200,000	197,500
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	126,641
		324,141
Independent Power Producers & Energy Traders - 0.26%+
TXU Corp., 6.550%, due 11/15/2034	110,000	104,988

Real Estate - 0.25%+
Thornburg Mortgage, Inc., 8.000%, due 05/15/2013 (e)	100,000	98,500

TOTAL CORPORATE BONDS (Cost $1,765,027)		1,751,652

ASSET BACKED SECURITIES - 23.13%+
American Airlines Inc., 6.817%, due 05/23/2011	400,000	401,000
Asset Backed Funding Certificates, 8.580%, due 01/25/2035	200,000	190,582
Citigroup Mortgage Loan Trust, 7.830%, due 09/25/2035	150,000	145,366
Countrywide Asset Backed Certificates, 7.630%, due 01/25/2046	500,000	395,410
DVI Receivables Corp, 5.880%, due 09/12/2010	404,292	390,142
DVI Receivables Corp, 5.830%, due 03/14/2011	1,769,678	1,513,074
Encore Credit Receivables Trust, 7.830%, due 01/25/2036	250,000	226,290
Equity One ABS, Inc., 5.910%, due 02/25/2033	41,839	41,061
FBR Securitization Trust, 7.580%, due 11/25/2035	133,209	131,514
First Franklin Mortgage., 8.830%, due 10/25/2034	75,000	71,201
GE-WMC Mortgage Securities LLC, 8.080%, due 10/25/2035	450,000	442,710
JPMAC, 7.330%, due 07/25/2036	500,000	420,010
Merit Securities Corp., 8.380%, due 12/28/2033	396,076	424,269
Merrill Lynch Mortgage Investors, 9.330%, due 06/25/2034	300,000	311,630
Morgan Stanley, 7.230%, due 05/25/2033	500,000	501,594
Nationstar Home Equity Loan Trust, 7.830%, due 09/25/2036	155,000	137,417
New Century Home Equity Loan Trust, 9.080%, due 07/25/2035	625,000	582,184
Nomura Home Equity Loan Trust, 7.830%, due 03/25/2036	250,000	222,150
Option One Mortgage Loan Trust, 7.830%, due 01/25/2036	150,000	143,515
Residential Asset Securities Corp., 6.730%, due 03/25/2035	500,000	477,164
Residential Asset Securities Corp., 8.330%, due 09/25/2035	200,000	184,896
Structured Asset Investment Loan Trust , 7.830%, due 05/25/2035	80,000	75,392
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035	150,000	140,916
Structured Asset Investment Loan Trust, 7.830%, due 07/25/2035	168,000	156,853

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Structured Asset Investment Loan Trust, 6.040%, due 07/25/2035	349,000	$326,702
Structured Asset Securities Corp, 7.830%, due 01/25/2035	400,000	374,197
Structured Asset Securities Corp, 7.830%, due 09/25/2036	400,000	358,688
United AirLines, Inc., 6.201%, due 09/01/2008	148,319	148,319
Wells Fargo Home Equity Trust, 8.330%, due 05/25/2034	250,000	247,088

TOTAL ASSET BACKED SECURITIES (Cost $9,023,261)		9,181,334

MORTGAGE BACKED SECURITIES - 22.63%+
Countrywide Alternative Loan Trust, Inc. 7.120%, due 02/25/2036	175,000	143,089
Fannie Mae Strip, 5.000%, due 03/01/2035	4,205,749	1,004,380
Fannie Mae Strip, 5.000%, due 08/01/2035	13,613,318	3,291,486
Fannie Mae Strip, 5.000%, due 04/01/2036	1,501,247	375,369
Freddie Mac Strip, 5.000%, due 12/01/2034	981,193	238,491
Freddie Mac Strip, 5.000%, due 02/15/2020	233,141	44,601
Freddie Mac Strip, 5.000%, due 02/15/2020	154,655	28,543
Freddie Mac Strip, 5.000%, due 04/15/2020	163,929	31,913
Fannie Mae Strip, 6.000%, due 03/01/2033	1,488,517	335,973
Fannie Mae Strip, 5.000%, due 07/01/2033	1,213,405	282,181
Fannie Mae Strip, 4.500%, due 10/01/2033	306,211	68,936
Fannie Mae Strip, 5.500%, due 12/01/2033	1,063,358	246,129
Fannie Mae Strip, 5.000%, due 08/01/2034	725,865	176,418
Fannie Mae Strip, 5.500%, due 12/01/2034	8,151,759	1,907,198
Fannie Mae Strip, 6.000%, due 12/01/2034	176,660	38,693
Fannie Mae Strip, 5.000%, due 01/01/2035	154,934	37,148
Fannie Mae Strip, 5.000%, due 02/01/2035	560,962	127,861
Freddie Mac Strip, 5.000%, due 08/01/2035	587,007	141,690
Lehman XS Trust, 7.080%, due 11/25/2035	150,000	148,596
Lehman XS Trust, 7.000%, due 06/25/2046	190,000	171,523
RAMP Series Trust 7.830%, due 10/25/2036	115,000	114,864
Terwin Mortgage Trust, 0.200%, due 03/25/2037	421,621	29,016

TOTAL MORTGAGE BACKED SECURITIES (Cost $9,445,424)		8,984,098

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.32%+
Asset Backed Funding Corp., 6.000%, due 07/26/2035	87,389	87,395
Asset Backed Funding Certificates, 8.330%, due 06/25/2035	200,000	187,864
Asset Backed Securities Corp., 5.250%, due 06/27/2035	107,697	107,602
Asset Backed Security Corp., 7.830%, due 06/25/2035	125,000	115,451
Asset Backed Security Corp., 5.050%, due 08/27/2035	76,280	75,778
Bear Stearns Asset Backed Securities, 5.250%, due 08/25/2034	120,010	119,693
FBR Securitization Trust, 7.330%, due 10/25/2035	223,798	215,469
First Franklin Mortgage Loan, 8.830%, due 03/25/2035	150,000	144,717
First Franklin Mortgage Loan, 8.830%, due 12/25/2034	30,000	27,833
First Franklin Mortgage Loan, 8.330%, due 07/25/2035	150,000	136,760
Fremont Nim Trust, 3.750%, due 01/25/2035	14,114	14,067
Home Equity Asset Trust, 5.500%, due 08/27/2035	79,101	78,788
Home Equity Asset Trust, 5.250%, due 09/27/2035	277,431	276,094
Home Equity Asset Trust, 6.500%, due 02/27/2036	88,594	88,337
HSI Asset Securitization Corp. Trust, 7.330%, due 01/25/2036	436,000	399,039
I nd ymac Manufactured Housing, 6.640%, due 12/25/2027	252,225	246,017
JP Morgan Mortgage Acquisition, 8.330%, due 06/25/2035	125,000	111,530
JP Morgan Mortgage Acquisition, 8.330%, due 07/25/2035	250,000	232,715
Lehman XS Trust, 7.000%, due 11/28/2035	54,496	54,683
Masters ABS Nim Trust, 4.750%, due 05/26/2035	13,055	12,973
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036	86,243	85,668
Sharps SP I LLC, 5.000%, due 05/25/2035	197,432	197,094

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Soundview Home Equity Loan, 5.500%, due 11/25/2033	60,000	$56,958
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035	50,578	50,447
Structured Asset Investment Loan Trust, 7.830%, due 04/25/2035	370,000	349,034
Structured Asset Investment Loan Trust, 7.830%, due 07/25/2035	250,000	231,293
Structured Asset Investment Loan Trust, 7.830%, due 09/25/2035	150,000	149,198
Structured Asset Securities, 7.830%, due 07/25/2035	250,000	219,057
Structured Asset Securities, 4.500%, due 08/25/2035	439,660	432,162
Terwin Mortgage Trust, 8.330%, due 03/25/2037	400,000	388,616

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,737,494)		4,892,332

U.S. TREASURY OBLIGATIONS - 11.52%+
U.S. Treasury Notes, 3.500%, due 01/15/2011	1,277,595	1,328,948
U.S. Treasury Notes, 2.375%, due 04/15/2011	3,262,870	3,245,407

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,603,446)		4,574,355

SHORT TERM INVESTMENTS - 7.38%+
Federal National Mortgage Association Discount Note, 5.250%, due 03/30/2007	119,000	116,498
Federal Home Loan Mortgage Corp. Discount Note, 5.293%, due 01/16/2007	50,000	49,462
Federal Home Loan Mortgage Corp. Discount Note, 5.196%, due 02/06/2007	175,000	172,605
Federal Home Loan Mortgage Corp. Discount Note, 5.110%, due 03/30/2007	275,000	269,218
Federal Home Loan Mortgage Corp. Discount Note, 4.985%, due 11/07/2006	865,000	864,281
Federal Home Loan Mortgage Corp. Discount Note, 1.400%, due 12/12/2006	1,465,000	1,456,407

TOTAL SHORT TERM INVESTMENTS (Cost $ 2,928,448)		2,928,471

PURCHASED OPTIONS - 0.06%+	Contracts
Euro Dollars 1 Yr Mid-Crv
Expiration: December 2006, Exercise Price: $95.000	35	24,500

TOTAL PURCHASED OPTIONS (Cost $27,326)		24,500
REPURCHASE AGREEMENTS - 18.23%+	Shares or Principal Amount
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $7,239,835 (g)^	$7,238,775	7,238,775

TOTAL REPURCHASE AGREEMENTS (Cost $7,238,775)		7,238,775

Total Investments (Cost $39,769,201) - 99.69%+		$39,575,517

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

U.S. TREASURY OBLIGATIONS
U.S. Treasury Notes, 3.500%, due 01/15/2011	$1,262,778	$1,313,536

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,330,899)		1,313,536

TOTAL SECURITIES SOLD SHORT (Cost $1,330,899)		$1,313,536

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Options Written
October 31, 2006 (Unaudited)

	Contracts	Value

CALL OPTIONS
Euro Dollars 2 Yr Mid-Crv
Expiration: December 2006, Exercise Price: $95.00	35	$21,656

TOTAL CALL OPTIONS (Premiums received $24,574)		21,656

TOTAL OPTIONS WRITTEN (Premiums received $24,574)		$21,656

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Futures Contracts
October 31, 2006 (Unaudited)

FUTURES CONTRACTS PURCHASED	Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar 90 Day Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $5,441,513)	23	$(6,280)
Eurodollar 90 Day Futures Contract, Expiring March 2007
(Underlying Face Amount at Market Value $3,080,350)	13	(9,565)
Eurodollar 90 Day Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $1,424,250)	6	(893)
Eurodollar 90 Day Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $3,805,000)	16	(1,963)
Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $3,809,800)	16	2,913
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $3,811,400)	16	4,713
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $3,810,600)	16	4,838
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $3,809,600)	16	4,938
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $3,808,400)	16	5,338
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $3,807,000)	16	4,788
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $4,043,450)	17	4,472
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $2,853,150)	12	3,601
Eurodollar 90 Day Futures Contract, Expiring June 2010
(Underlying Face Amount at Market Value $950,000)	4	2,352
Eurodollar 90 Day Futures Contract, Expiring September 2010
(Underlying Face Amount at Market Value $712,275)	3	1,067
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $949,300)	4	(363)
U.S. Treasury Bond Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $3,492,344)	31	53,415
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $28,245,094)	261	256,016

TOTAL FUTURE CONTRACTS PURCHASED		$329,387

SHORT FUTURES CONTRACTS	Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bond Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $3,007,492)	20	$320
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $712,950)	3	(3,972)
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $712,763)	3	(3,947)
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $14,921,657)	73	(29,779)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $4,433,625)	42	(17,108)

TOTAL SHORT FUTURE CONTRACTS		$(54,486)

TOTAL FUTURE CONTRACTS		$274,901

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Fixed Income Arbitrage -1 Portfolio
Schedule of Swap Contracts
October 31, 2006 (Unaudited)

	Shares or Notional Amount	Unrealized Appreciation/ (Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,085,433)	1,000,000	$85,433
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $10,266,178)	10,000,000	177,256
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $29,603,540)	(29,500,000)	(103,540)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,028,750)	(1,000,000)	(38,750)
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,453,000)	14,400,000	846,000
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $1,008,909)	1,000,000	8,909
Goldman Interest Rate Swap
(Underlying Face Amount at Market Value $10,017,026)	10,000,000	17,026
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $53,699,708)	53,500,000	281,908
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $54,596,709)	(54,500,000)	(176,865)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $1,003,414)	1,000,000	3,637
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $1,502,025)	(1,500,000)	(2,025)
Lehman Interest Rate Swap
(Underlying Face Amount at Market Value $54,747,710)	(55,000,000)	238,592
Louisiana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,006,256)	(1,000,000)	(6,256)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,013,749)	1,000,000	13,749
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,015,518)	(1,000,000)	(15,518)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,017,738)	(1,000,000)	(17,738)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,061,579)	(1,000,000)	(61,579)

TOTAL SWAP CONTRACTS		$1,250,239

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 118.07%+

Advertising - 0.71%+
Pagesjaunes Groupe S.A. (a)	5,500	$165,138

Aerospace & Defense - 2.75%+
Fairchild Corp. (a)	3,000	7,590
Herley Industries, Inc. (a)	6,000	88,560
Honeywell International, Inc.	5,000	210,600
Kaman Corp.	8,500	173,315
Sequa Corp. (a)	1,500	159,165
		639,230
Auto Components - 0.28%+
Dana Corp.	13,000	20,930
Midas, Inc. (a)	2,000	41,260
		62,190
Biotechnology - 6.57%+
ICOS Corp. (a)	22,500	713,700
Myogen, Inc. (a)	13,000	679,900
Sirna Therapeutics, Inc.	10,500	132,615
		1,526,215
Building Products - 1.70%+
Griffon Corp. (a)	2,000	49,180
Jacuzzi Brands, Inc. (a)	28,000	346,920
		396,100
Capital Markets - 1.10%+
Ameriprise Financial, Inc.	1,000	51,500
BKF Capital Group, Inc.	3,000	10,500
SWS Group, Inc.	7,000	194,530
		256,530
Chemicals - 5.00%+
Ashland Inc.	3,000	177,300
Bairnco Corp.	10,000	129,800
Ferro Corp.	15,000	295,800
Hercules, Inc. (a)	6,000	109,200
Huntsman Corp. (a)	2,000	34,540
MacDermid, Inc.	5,500	183,975
Sensient Technologies Corp.	10,000	230,500
		1,161,115
Commercial Banks - 0.64%+
Mercantile Bankshares Corp. (a)	3,000	135,240
Republic Bancorp Inc.	1,000	13,380
		148,620
Commercial Services & Supplies - 2.68%+
Adesa, Inc.	2,400	60,336
Aramark Corp.	14,000	468,020
H & R Block, Inc.	1,000	21,860
RR Donnelley & Sons Co.	1,000	33,860
School Specialty, Inc. (a)	1,000	39,160
		623,236
Communications Equipment - 1.06%+
Andrew Corp. (a)	5,000	46,300
Belden CDT, Inc.	1,000	36,200
FalconStor Software, Inc. (a)	3,500	27,510
Lucent Technologies, Inc. (a)	16,000	38,880
Stratos International, Inc. (a)	15,000	97,800
		246,690

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Computers & Peripherals - 0.28%+
Intergraph Corp. (a)	1,500	$65,535

Consumer Finance - 0.87%+
American Express Co.	3,500	202,335

Containers & Packaging - 0.13%+
Longview Fibre Co.	1,359	28,620

Diversified Financial Services - 0.38%+
GATX Corp.	2,000	87,140

Diversified Telecommunication Services - 2.75%+
Cincinnati Bell, Inc.	10,000	46,900
Commonwealth Telephone Enterprises, Inc.	1,400	58,604
Hector Communications Corp.	1,000	36,280
Portugal Telecom SGPS S.A. (c)	16,000	199,308
Sprint Corp.	16,000	299,040
		640,132
Electric Utilities - 2.39%+
DPL, Inc.	2,000	57,440
Duquesne Light Holdings, Inc.	11,000	218,130
Endesa S.A. (c)	1,000	44,339
Endesa S.A. ADR	3,000	131,550
NSTAR	3,000	104,370
		555,829
Electrical Equipment - 2.43%+
American Power Conversion Corp.	500	15,115
Cooper Industries Ltd. (c)	1,000	89,450
Intermagnetics General Corp. (a)	11,000	300,850
SL Industries, Inc. (a)	3,000	56,115
Thomas & Betts Corp. (a)	2,000	103,060
		564,590
Electronic Equipment & Instruments - 5.09%+
Excel Technology, Inc. (a)	10,000	253,600
Metrologic Instruments, Inc. (a)	10,000	182,700
Symbol Technologies, Inc.	50,000	746,500
		1,182,800
Energy Equipment & Services - 4.11%+
NS Group, Inc. (a)	8,000	522,880
Veritas DGC, Inc. (a)	6,000	432,060
		954,940
Food & Staples Retailing - 1.49%+
BJ's Wholesale Club, Inc. (a)	500	14,325
Supervalu, Inc.	6,000	200,400
The Topps Co., Inc.	15,000	130,950
		345,675
Food Products - 7.17%+
Cadbury Schweppes Plc ADR	2,000	81,180
Campbell Soup Co.	2,000	74,760
Delta & Pine Land Co.	9,000	364,590
Gold Kist, Inc. (a)	20,000	396,200
Groupe Danone ADR	7,000	219,730
HJ Heinz Co.	4,000	168,640
Premium Standard Farms, Inc.	10,000	192,400
Sara Lee Corp.	2,500	42,750
Tootsie Roll Industries, Inc.	4,000	127,120
		1,667,370

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Gas Utilities - 3.12%+
Cascade Natural Gas Corp.	2,500	$64,350
KeySpan Corp.	12,000	486,960
Peoples Energy Corp.	4,000	174,760
		726,070
Health Care Equipment & Supplies - 1.50%+
Biomet, Inc.	2,000	75,680
Biosite, Inc. (a)	1,500	68,895
Conmed Corp. (a)	3,500	77,665
DJ Orthopedics, Inc. (a)	1,000	40,230
Encore Medical Corp. (a)	1,000	6,510
Kensey Nash Corp. (a)	1,500	45,615
Osteotech, Inc. (a)	1,000	5,220
Regeneration Technologies, Inc. (a)	4,500	28,665
		348,480
Health Care Providers & Services - 2.80%+
Alderwoods Group, Inc. (a)	12,500	248,625
Amicas, Inc. (a)	15,000	47,250
Andrx Corp. (a)	3,000	73,770
Chemed Corp.	1,000	35,490
HCA, Inc.	1,000	50,520
IMS Health, Inc.	7,000	194,950
		650,605
Hotels Restaurants & Leisure - 5.72%+
Aztar Corp. (a)	7,000	374,990
Churchill Downs, Inc.	6,000	254,520
Dover Motorsports, Inc.	17,000	89,760
Harrah's Entertainment, Inc. (a)	5,500	408,815
Ladbrokes Plc (a)	15,294	119,177
Lone Star Steakhouse & Saloon	3,000	81,900
		1,329,162
Household Durables - 0.98%+
Nobility Homes, Inc.	2,000	54,020
Skyline Corp.	1,000	39,490
Yankee Candle Co., Inc.	4,000	135,400
		228,910
Industrial Conglomerates - 2.53%+
Tyco International Ltd. (c)	20,000	588,600

Insurance - 0.23%+
CNA Surety Corp. (a)	2,500	50,850

Internet Software & Services - 0.12%+
Netratings, Inc. (a)	1,500	26,100

IT Services - 0.35%+
Computer Sciences Corp. (a)	1,000	52,850
Kanbay International, Inc. (a)	1,000	28,400
		81,250
Life Science Tools & Services - 0.18%+
Thermo Electron Corp. (a)	1,000	42,870

Machinery - 5.65%+
Flowserve Corp. (a)	2,000	106,000
ITT Industries, Inc.	6,000	326,340
JLG Industries, Inc.	15,000	414,750
Navistar International Corp. (a)	6,000	166,380
Sig Holding A.G. (c)	200	58,438

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Tennant Co.	6,000	$165,900
Watts Water Technologies, Inc.	2,000	74,440
		1,312,248
Media - 12.76%+
Advo, Inc.	1,500	44,040
Cablevision Systems Corp.	16,500	458,535
CBS Corp.	4,500	130,365
Discovery Holding Co. (a)	2,000	29,680
Dow Jones & Co., Inc.	5,000	175,450
EchoStar Communications Corp. (a)	4,000	142,080
Emmis Communications Corp. (a)	2,000	24,680
Fisher Communications, Inc. (a)	2,500	105,100
Ion Media Networks, Inc. (a)	19,000	15,010
Liberty Media Holding Corp. (a)	3,000	267,180
Lin TV Corp. (a)	10,000	82,200
McClatchy Co.	2,523	109,372
Media General, Inc.	1,500	55,650
Salem Communications Corp.	5,000	66,450
Shaw Communications, Inc. ADR	1,000	32,790
Tribune Co.	10,000	333,300
Triple Crown Media, Inc. (a)	500	3,525
Univision Communications, Inc. (a)	20,000	701,200
Viacom Inc. (a)	1,500	58,365
Warner Music Group Corp.	4,000	103,720
Young Broadcasting, Inc. (a)	12,000	27,960
		2,966,652
Metals & Mining - 4.09%+
Alcoa, Inc.	1,000	28,910
Aleris International, Inc. (a)	2,000	103,020
Barrick Gold Corp. (c)	6,000	186,000
Inco Ltd. (c)	4,500	344,385
Inco Ltd.	2,500	191,238
Novagold Resources, Inc. (a)	3,500	55,167
WHX Corp. (a)	5,000	42,500
		951,220
Multi-Utilities - 1.74%+
Northwestern Corp.	9,000	318,420
NRG Energy, Inc. (a)	1,800	86,670
Suez (a)(c)	3,200	41
		405,131
Oil & Gas - 9.54%+
Anadarko Petroleum Corp.	1,000	46,420
ChevronTexaco Corp.	1,500	100,800
Energy Partners Ltd. (a)	6,000	146,580
Giant Industries, Inc. (a)	7,500	607,350
Kinder Morgan, Inc.	9,000	945,900
Pioneer Natural Resources Co.	500	20,365
Stone Energy Corp. (a)	9,000	350,730
		2,218,145
Oil, Gas & Consumable Fuels - 0.77%+
James River Coal Co. (a)	13,000	151,580
Shell Canada Ltd. (c)	700	26,680
		178,260
Pharmaceuticals - 0.79%+
Allergan, Inc.	468	54,054
Anormed, Inc. (a)	1,000	13,440
Schwarz Pharma A.G. (c)	1,000	116,348
		183,842

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Real Estate - 3.59%+
Glenborough Realty Trust, Inc.	4,500	$116,910
Global Signal, Inc.	3,000	162,900
Pan Pacific Properties, Inc.	4,000	279,800
Reckson Associates Realty Corp.	1,000	44,120
Sizeler Property Investors	13,000	197,600
Trustreet Properties, Inc.	2,000	33,940
		835,270
Semiconductor & Semiconductor Equipment - 0.68%+
Freescale Semiconductor, Inc. (a)	4,000	157,480

Software - 6.04%+
Borland Software Corp. (a)	6,500	35,880
GSE Systems, Inc. (a)	283	934
Mercury Interactive Corp. (a)	6,000	311,760
Open Solutions, Inc. (a)	9,000	336,330
The Reynolds & Reynolds Co.	18,000	720,000
		1,404,904
Specialty Retail - 0.76%+
CSK Auto Corp. (a)	10,000	156,000
Pier 1 Imports, Inc.	3,000	19,620
		175,620
Thrifts & Mortgage Finance - 0.48%+
Flushing Financial Corp.	2,000	35,180
NewAlliance Bancshares, Inc.	5,000	77,400
		112,580
Water Utilities - 1.31%+
AWG Plc (c)	10,000	305,400

Wireless Telecommunication Services - 2.76%+
Centennial Communications Corp.	3,000	15,480
Millicom International Cellular S.A. (a)(c)	2,000	99,760
Price Communications Corp. (a)	1,000	19,650
United States Cellular Corp. (a)	8,000	507,280
		642,170

TOTAL COMMON STOCKS (Cost $26,414,184)		27,441,849

REPURCHASE AGREEMENTS - 2.02%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $470,068 (g)^	$469,999	469,999

TOTAL REPURCHASE AGREEMENTS (Cost $469,999)		469,999

FOREIGN CURRENCY - 0.71%+
British Pounds	86,343	164,716

TOTAL FOREIGN CURRENCY (Cost $161,760)		164,716

Total Investments (Cost $27,045,943) - 120.80%+		$28,076,564

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value
FOREIGN CURRENCY CONTRACTS
European Monetary Unit (EU)	37	$47

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $47)		47

TOTAL SECURITIES SOLD SHORT (Proceeds $47)		$47

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 95.51%+

Aerospace & Defense - 1.96%+
Armor Holdings, Inc. (a)^	4,150	$213,559
Triumph Group, Inc. (a)^	7,130	343,309
		556,868
Air Freight & Logistics - 1.35%+
FedEx Corp. ^	3,340	382,564

Automobiles - 0.80%+
Harley-Davidson, Inc. ^	3,320	227,852

Beverages - 2.17%+
Brown-Forman Corp. - Class B ^	1,940	140,049
Constellation Brands, Inc. - Class A (a)^	6,790	186,657
PepsiCo, Inc. ^	4,530	287,383
		614,089
Capital Markets - 1.88%+
Franklin Resources, Inc. ^	4,670	532,193

Chemicals - 1.60%+
Albemarle Corp. ^	6,960	452,609

Commercial Banks - 3.68%+
Bank of America Corp. ^	9,860	531,158
PNC Financial Services Group ^	4,030	282,221
Wilmington Trust Corp. ^	5,550	230,769
		1,044,148
Commercial Services & Supplies - 5.56%+
Clean Harbors, Inc. ^	6,510	278,563
Jackson Hewitt Tax Service, Inc. ^	6,460	223,516
Manpower, Inc. ^	8,130	550,970
Watson Wyatt & Co. Holdings ^	11,560	521,934
		1,574,983
Communications Equipment - 2.19%+
Comverse Technology, Inc. (a)^	9,790	213,128
Harris Corp. ^	9,580	408,108
		621,236
Computers & Peripherals - 4.57%+
Diebold, Inc. ^	4,840	211,411
Hewlett-Packard Co. ^	10,200	395,148
International Business Machines Corp. ^	4,740	437,644
QLogic Corp. (a)^	12,260	252,311
		1,296,514
Containers & Packaging - 0.87%+
Pactiv Corp. (a)^	8,020	247,337

Diversified Telecommunication Services - 2.19%+
AT&T, Inc. ^	18,150	621,637

Electrical Equipment - 5.63%+
Ametek, Inc. ^	8,350	389,778
Emerson Electric Co. ^	5,490	463,356
General Cable Corp. ^	5,740	215,824
Genlyte Group, Inc. (a)^	3,570	275,818
Thomas & Betts Corp. (a)^	4,870	250,951
		1,595,727

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Electronic Equipment & Instruments - 1.70%+
Benchmark Electronics, Inc. (a)^	8,260	$219,303
Itron, Inc. (a)^	4,840	263,489
		482,792
Food & Staples Retailing - 1.24%+
Safeway, Inc. ^	11,990	352,026

Food Products - 4.50%+
Archer-Daniels-Midland Co. ^	10,640	409,640
Hain Celestial Group, Inc. (a)^	14,220	401,431
Ralcorp Holdings, Inc. (a)^	9,410	465,324
		1,276,395
Health Care Equipment & Supplies - 4.44%+
Arthrocare Corp. (a)^	5,220	210,940
Becton, Dickinson & Co. ^	5,827	408,065
Edwards Lifesciences Corp. (a)^	7,235	310,599
ICU Medical, Inc. (a)^	7,770	328,282
		1,257,886
Health Care Providers & Services - 3.91%+
Laboratory Corp. of America Holdings (a)^	5,310	363,682
Psychiatric Solutions, Inc. (a)^	11,040	366,528
Wellpoint, Inc. (a)^	4,970	379,310
		1,109,520
Hotels Restaurants & Leisure - 2.99%+
Jack in the Box, Inc. (a)^	8,440	473,568
Vail Resorts, Inc. (a)^	9,700	374,905
		848,473
Household Durables - 0.80%+
Snap-On, Inc. (a)^	4,590	215,868

Household Products - 2.07%+
Colgate-Palmolive Co. ^	9,150	585,325

Insurance - 3.20%+
Hartford Financial Services Group, Inc. ^	5,000	435,850
WR Berkley Corp. ^	12,757	470,223
		906,073
Internet & Catalog Retail - 3.78%+
Nutri Systems, Inc (a)^	7,700	474,936
Priceline.com, Inc. (a)^	14,820	597,098
		1,072,034
IT Services - 1.15%+
Paychex, Inc. ^	8,290	327,289

Life Science Tools & Services - 1.08%+
Fisher Scientific International (a)^	3,580	306,520

Machinery - 2.16%+
Gardner Denver, Inc. (a)^	7,550	256,625
Parker Hannifin Corp. ^	4,240	354,591
		611,216
Media - 1.65%+
Grupo Televisa S.A. ADR ^	18,920	466,946

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Metals & Mining - 0.77%+
Peabody Energy Corp. ^	5,200	$218,244

Multiline Retail - 3.48%+
Family Dollar Stores, Inc. ^	16,150	475,617
JC Penney Co., Inc. ^	6,790	510,812
		986,429
Pharmaceuticals - 3.85%+
AstraZeneca Plc ADR ^	7,040	413,248
Barr Pharmaceuticals, Inc. (a)^	4,270	223,620
Johnson & Johnson ^	6,760	455,624
		1,092,492
Real Estate - 1.24%+
FelCor Lodging Trust, Inc. ^	16,960	352,090

Road & Rail - 1.50%+
Burlington Northern Santa Fe Corp. ^	5,490	425,640

Semiconductor & Semiconductor Equipment - 2.86%+
Altera Corp. (a)^	16,380	302,047
Diodes, Inc. (a)^	5,040	221,962
MEMC Electronic Materials, Inc. (a)^	8,060	286,130
		810,139
Software - 3.05%+
Autodesk, Inc. (a)^	3,860	141,855
Hyperion Solutions Corp. (a)^	9,560	357,544
Oracle Corp. (a)^	19,800	365,706
		865,105
Specialty Retail - 7.27%+
AnnTaylor Stores Corp. (a)^	7,250	319,145
The Childrens Place Retail Stores, Inc. (a)^	7,260	509,579
Guess, Inc. (a)^	5,210	296,710
Men's Wearhouse, Inc. ^	11,200	446,320
Office Depot, Inc. (a)^	11,670	490,023
		2,061,777
Textiles, Apparel & Luxury Goods - 1.36%+
Phillips-Van Heusen ^	8,430	385,757

Wireless Telecommunication Services - 1.01%+
America Movil S.A. de CV ADR	6,680	286,372

TOTAL COMMON STOCKS (Cost $22,132,014)		27,070,165

REPURCHASE AGREEMENTS - 2.35%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $666,730 (g)^	$666,632	666,632

TOTAL REPURCHASE AGREEMENTS (Cost $666,632)		666,632

Total Investments (Cost $22,798,646) - 97.86%+		$27,736,797

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
99 Cents Only Stores (a)	30,690	$367,973
Adtran, Inc.	14,920	345,249
Advanced Medical Optics, Inc. (a)	9,160	374,186
AGCO Corp. (a)	6,040	161,570
Alltel Corp.	6,310	336,386
Amcore Financial, Inc.	7,110	222,614
AON Corp.	6,520	226,831
Autozone, Inc. (a)	3,410	381,920
Beckman Coulter, Inc.	5,200	299,364
Biomet, Inc.	6,310	238,770
Borders Group, Inc.	15,080	310,497
BorgWarner, Inc.	3,800	218,500
Boston Scientific Corp. (a)	20,630	328,223
Briggs & Stratton Corp.	8,170	208,253
CA, Inc.	16,990	420,672
Cabot Corp.	8,700	344,085
CACI International, Inc. - Class A (a)	6,070	349,268
Campbell Soup Co.	12,780	477,716
Cardinal Health, Inc.	5,320	348,194
Carlisle Cos, Inc.	2,330	194,998
Carnival Corp. (b)	6,170	301,219
Celgene Corp. (a)	8,140	435,002
Ceradyne, Inc. (a)	2,520	103,950
Chico's FAS, Inc. (a)	15,720	376,180
Choice Hotels International, Inc.	9,230	386,922
ChoicePoint, Inc. (a)	10,590	385,370
Cintas Corp.	10,390	430,146
Clorox Co.	6,710	433,198
Commerce Bancorp Inc.	12,130	423,580
Cree, Inc. (a)	15,240	335,128
Deere & Co.	4,620	393,301
Dell, Inc. (a)	23,680	576,134
Electronic Arts, Inc. (a)	8,580	453,796
Expeditors International Washington, Inc.	6,860	325,233
Fannie Mae	6,070	359,708
Fifth Third Bancorp	9,860	392,921
First Data Corp.	11,500	278,875
Fresh Del Monte Produce, Inc. (b)	20,060	312,735
Gentex Corp.	18,780	298,790
Graco, Inc.	6,900	281,244
H & R Block, Inc.	11,010	240,679
Hanesbrands, Inc. (a)	3,737	88,193
Heartland Express, Inc.	9,840	160,687
Hexcel Corp. (a)	9,910	160,443
Hot Topic, Inc. (a)	34,790	351,727
Intel Corp.	18,000	384,120
Intermec, Inc. (a)	18,830	425,558
Investors Financial Services Corp.	7,360	289,395

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Earnings Revision-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Jack Henry & Associates, Inc.	15,770	$343,628
Janus Capital Group, Inc.	10,810	217,065
Kraft Foods, Inc.	5,310	182,664
Lincare Holdings, Inc. (a)	8,870	297,677
MDC Holdings, Inc.	8,050	401,373
Medicis Pharmaceutical	10,500	367,920
Mobile Telesystems ADR	3,320	146,346
Mohawk Industries, Inc. (a)	3,930	285,711
Molecular Devices Corp. (a)	8,600	173,204
Nu Skin Enterprises, Inc.	17,160	328,099
Omnicare, Inc.	11,050	418,574
OSI Restaurant Partners, Inc.	11,530	383,603
Owens-Illinois, Inc. (a)	20,780	344,948
Paccar, Inc.	3,020	178,814
Patterson Cos, Inc. (a)	10,980	360,693
Pier 1 Imports, Inc.	24,500	160,230
Pilgrim's Pride Corp.	8,100	202,338
Plum Creek Timber Co. Inc.	10,060	361,556
Power Integrations, Inc. (a)	9,080	199,215
Procter & Gamble Co.	4,530	287,157
Protective Life Corp.	5,740	253,995
Quiksilver, Inc. (a)	14,030	195,718
Rockwell Automation, Inc.	7,510	465,620
Sara Lee Corp.	29,900	511,290
Seagate Technology (b)	11,120	251,090
Sealed Air Corp.	6,360	378,547
Sprint Corp.	19,793	369,931
Station Casinos, Inc.	7,760	467,928
Stryker Corp.	4,140	216,481
Symantec Corp. (a)	12,180	241,651
Syniverse Holdings, Inc. (a)	8,600	126,850
Sysco Corp.	9,410	329,162
TCF Financial Corp.	5,200	135,356
The Gap, Inc.	25,300	531,806
Timberland Co. (a)	7,640	220,414
Transatlantic Holdings, Inc.	4,220	257,167
United Parcel Service, Inc.	3,910	294,618
Urban Outfitters, Inc. (a)	22,760	398,300
Valassis Communications, Inc. (a)	11,270	169,163
Weight Watchers International, Inc.	4,690	204,484

TOTAL COMMON STOCK SOLD (Proceeds $28,167,031)		27,199,889

TOTAL SECURITIES SOLD SHORT (Proceeds $28,167,031)		$27,199,889

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Momentum-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 97.27%+

Air Freight & Logistics - 1.22%+
Expeditors International Washington, Inc. ^	7,000	$331,870

Airlines - 1.30%+
AMR Corp. ^	12,400	351,416

Beverages - 1.25%+
Brown-Forman Corp. - Class B ^	4,700	339,293

Biotechnology - 2.58%+
Amylin Pharmaceuticals, Inc. (a)^	6,400	281,344
Celgene Corp. (a)^	7,800	416,832
		698,176
Capital Markets - 3.91%+
BlackRock, Inc. ^	2,500	377,100
Investment Technology Group, Inc. (a)^	6,300	294,210
Nuveen Investments, Inc. ^	7,900	389,470
		1,060,780
Chemicals - 3.94%+
Ecolab, Inc. ^	8,900	403,615
Hercules, Inc. (a)^	21,900	398,580
Monsanto Co. ^	6,000	265,320
		1,067,515
Commercial Services & Supplies - 5.10%+
ITT Educational Services, Inc. (a)^	5,200	358,540
Monster Worldwide, Inc. (a)^	6,500	263,315
Sotheby's Holdings ^	10,700	406,600
Stericycle, Inc. (a)^	5,000	353,550
		1,382,005
Communications Equipment - 1.09%+
CommScope, Inc. (a)^	9,300	296,763

Construction & Engineering - 1.10%+
Fluor Corp. ^	3,800	298,034

Consumer Finance - 1.44%+
The First Marblehead Corporation ^	5,800	391,210

Diversified Financial Services - 1.48%+
Chicago Mercantile Exchange Holdings, Inc. ^	800	400,800

Electronic Equipment & Instruments - 2.82%+
Amphenol Corp. ^	6,000	407,400
Trimble Navigation Ltd. (a)^	7,700	355,894
		763,294
Energy Equipment & Services - 5.44%+
Diamond Offshore Drilling ^	4,300	297,689
FMC Technologies, Inc. (a)^	5,200	314,340
Oceaneering International, Inc. (a)^	7,000	251,930
Smith International, Inc. ^	8,500	335,580
Tetra Technologies, Inc. (a)^	10,600	274,540
		1,474,079

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Momentum-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Health Care Equipment & Supplies - 2.65%+
C.R. Bard, Inc. ^	4,400	$360,624
Idexx Laboratories, Inc. (a)^	4,300	357,803
		718,427
Health Care Providers & Services - 5.36%+
Manor Care, Inc. ^	7,100	340,729
Pharmaceutical Product Development, Inc. ^	9,400	297,510
Psychiatric Solutions, Inc. (a)^	8,200	272,240
Quest Diagnostics ^	5,600	278,544
WellCare Health Plans, Inc. (a)^	4,500	264,375
		1,453,398
Hotels Restaurants & Leisure - 6.36%+
Choice Hotels International, Inc. ^	6,300	264,096
Hilton Hotels Corp. ^	12,400	358,608
International Game Technology ^	9,000	382,590
Las Vegas Sands Corp. (a)^	5,000	381,000
Wynn Resorts Ltd. (a)^	4,600	338,284
		1,724,578
Industrial Conglomerates - 1.11%+
Carlisle Cos, Inc. ^	3,600	301,284

Insurance - 1.41%+
Loews Corp. - Carolina Group ^	6,600	381,612

Internet & Catalog Retail - 1.32%+
Nutri Systems, Inc (a)^	5,800	357,744

Internet Software & Services - 1.42%+
Akamai Technologies, Inc. (a)^	8,200	384,252

IT Services - 4.07%+
Alliance Data Systems Corp. (a)^	6,000	364,320
Cognizant Technology Solutions Corp. (a)^	5,500	414,040
CSG Systems International (a)^	12,000	323,760
		1,102,120
Life Science Tools & Services - 2.44%+
Applera Corp. - Applied Biosystems Group ^	8,500	317,050
Covance, Inc. (a)^	5,900	345,150
		662,200
Machinery - 1.28%+
Paccar, Inc. ^	5,850	346,379

Media - 2.37%+
The DIRECTV Group, Inc. ^	14,100	314,148
Warner Music Group Corp. ^	12,700	329,311
		643,459
Metals & Mining - 3.08%+
Allegheny Technologies, Inc. ^	5,500	433,015
Southern Copper Corp. ^	7,800	400,764
		833,779
Multiline Retail - 2.68%+
JC Penney Co., Inc. ^	4,500	338,535
Kohl's Corp. (a)^	5,500	388,300
		726,835
Multi-Utilities & Unregulated Power - 1.44%+
The AES Corp. (a)^	17,700	389,223

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Momentum-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Oil & Gas - 3.13%+
Denbury Resources, Inc. (a)^	11,300	$324,762
Frontier Oil Corp. ^	8,600	252,840
Holly Corp. ^	5,700	271,092
		848,694
Pharmaceuticals - 1.00%+
Forest Laboratories, Inc. (a)^	5,600	274,064

Real Estate - 7.28%+
CB Richard Ellis Group, Inc. (a)^	14,100	423,423
Essex Property Trust, Inc. ^	3,000	399,840
Forest City Enterprises, Inc. ^	6,900	378,810
Taubman Centers, Inc. ^	8,000	375,200
United Dominion Realty Trust, Inc. ^	12,200	394,914
		1,972,187
Real Estate Management & Development - 1.22%+
Jones Lang LaSalle, Inc. ^	3,600	331,200

Semiconductor & Semiconductor Equipment - 4.22%+
Lam Research Corp. (a)^	7,500	370,875
MEMC Electronic Materials, Inc. (a)^	10,100	358,550
Nvidia Corp. (a)^	11,900	414,953
		1,144,378
Software - 3.15%+
BMC Software, Inc. (a)^	9,600	290,976
Citrix Systems, Inc. (a)^	9,200	271,676
Transaction Systems Architects, Inc. (a)^	8,600	289,906
		852,558
Specialty Retail - 3.93%+
American Eagle Outfitters ^	8,500	389,300
Limited Brands ^	12,000	353,640
Office Depot, Inc. (a)^	7,700	323,323
		1,066,263
Trading Companies & Distributors - 1.25%+
Fastenal Co. ^	8,400	338,016

Wireless Telecommunication Services - 2.43%+
American Tower Corp. - Class A (a)	7,800	280,956
NII Holdings, Inc. (a)	5,800	377,174
		658,130

TOTAL COMMON STOCKS (Cost $22,350,442)		26,366,015

REPURCHASE AGREEMENTS - 2.21%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $598,308 (g)^	$598,220	598,220

TOTAL SHORT TERM INVESTMENTS (Cost $598,220)		598,220

Total Investments (Cost $22,948,662) - 99.48%+		$26,964,235

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Momentum-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	13,700	$361,680
Adtran, Inc.	14,900	344,786
Advance Auto Parts, Inc.	10,500	367,710
Altera Corp. (a)	16,700	307,948
Amazon.Com, Inc. (a)	10,800	411,372
Analog Devices, Inc.	9,100	289,562
Apollo Group, Inc. (a)	6,300	232,848
Applebees International, Inc.	16,000	365,120
Aqua America, Inc.	16,700	404,975
Ball Corp.	10,000	415,900
Barr Pharmaceuticals, Inc. (a)	5,500	288,035
Bed Bath & Beyond, Inc. (a)	10,100	406,929
Biomet, Inc.	9,300	351,912
Boston Scientific Corp. (a)	18,300	291,153
Cablevision Systems Corp.	18,000	500,220
CBRL Group, Inc.	8,600	377,626
Cheniere Energy, Inc. (a)	9,300	244,776
Chico's FAS, Inc. (a)	12,500	299,125
Coach, Inc. (a)	9,800	388,472
Deluxe Corp.	17,000	385,390
Dow Jones & Co., Inc.	9,900	347,391
Electronic Arts, Inc. (a)	5,500	290,895
EOG Resources, Inc.	5,700	379,221
Equifax, Inc.	7,800	296,634
Equitable Resources, Inc.	11,200	453,824
Federated Investors, Inc.	10,500	360,045
Florida Rock Industries, Inc.	7,600	326,040
General Growth Properties, Inc.	5,600	290,640
H&R Block, Inc.	15,100	330,086
HNI Corp.	7,100	319,287
ImClone Systems, Inc. (a)	8,900	278,481
ITT Industries, Inc.	6,700	364,413
Jack Henry & Associates, Inc.	17,500	381,325
JB Hunt Transport Services, Inc.	13,600	294,304
Linear Technology Corp.	10,500	326,760
Massey Energy Co.	10,300	260,075
Maxim Integrated Products, Inc.	8,000	240,080
McAfee, Inc. (a)	15,300	442,629
Medicis Pharmaceutical Corp.	11,800	413,472
Medimmune, Inc. (a)	12,400	397,296
Meredith Corp.	5,500	288,750
Nalco Holding Company (a)	21,100	426,853
National Semiconductor Corp.	12,600	306,054
NAVTEQ Corp. (a)	11,500	381,800
Noble Corp. (b)	3,800	266,380
Owens-Illinois, Inc. (a)	20,200	335,320
Parametric Technology Corp. (a)	21,000	410,340
Patterson-UTI Energy, Inc.	11,400	264,480
Paychex, Inc.	9,300	367,164
PDL Biopharma, Inc. (a)	19,000	401,470
Quicksilver Resources, Inc. (a)	10,800	370,224
RadioShack Corp.	14,400	256,896
Rayonier, Inc.	9,100	373,009
Republic Services, Inc.	8,500	348,585
Ross Stores, Inc.	13,300	391,419
Sara Lee Corp.	20,600	352,260

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Momentum-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Sepracor, Inc. (a)	7,100	$367,496
SLM Corp.	6,800	331,024
St Jude Medical, Inc. (a)	10,500	360,675
Sunoco, Inc.	5,700	376,941
TCF Financial Corp.	13,300	346,199
TD Ameritrade Holding Corp.	22,800	375,516
The Corporate Executive Board Co.	3,900	350,298
The Reader's Digest Association, Inc.	25,500	366,690
Timberland Co. (a)	11,300	326,005
Tractor Supply Co. (a)	6,300	305,046
Tupperware Corp.	14,400	305,712
Urban Outfitters, Inc. (a)	20,000	350,000
Valassis Communications, Inc. (a)	12,900	193,629
Valeant Pharmaceuticals International	19,800	369,864
Weight Watchers International, Inc.	8,200	357,520
Westamerica Bancorporation	6,700	333,995
Whole Foods Market, Inc.	5,500	351,120
Williams-Sonoma, Inc.	8,900	302,689
Wm. Wrigley Jr. Co.	8,100	420,795
Zimmer Holdings, Inc. (a)	4,900	352,849

TOTAL COMMON STOCK SOLD (Proceeds $25,471,894)		26,213,504

TOTAL SECURITIES SOLD SHORT (Proceeds $25,471,894)		$26,213,504

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 86.14%+

Automobiles - 0.02%+
Fleetwood Enterprises, Inc. (a)	1,000	$7,140

Building Products - 0.83%+
Apogee Enterprises, Inc.	13,000	209,170

Capital Markets - 3.69%+
Ameriprise Financial, Inc.	14,200	731,300
TD Ameritrade Holding Corp.	12,000	197,640
		928,940
Commercial Services & Supplies - 13.52%+
Acco Brands Corp. (a)	17,000	413,100
American Ecology Corp. (a)	28,700	596,960
Pitney Bowes, Inc.	8,600	401,706
Portfolio Recovery Associates, Inc. (a)	15,500	722,610
RR Donnelley & Sons Co.	22,500	761,850
Teamstaff, Inc. (a)	392,686	506,565
		3,402,791
Communication Equipment - 0.98%+
Mastec Inc.	22,500	246,375

Consumer Finance - 3.31%+
Capital One Financial Corp.	10,500	832,965

Containers & Packaging - 1.92%+
Sealed Air Corp.	8,100	482,112

Distributors - 0.77%+
Grand Toys International Ltd. Hong Kong ADR (a)	189,201	192,985

Diversified Financial Services - 1.56%+
Encore Capital Group, Inc. (a)	28,000	392,000

Electronic Equipment & Instruments - 1.80%+
Agilent Technologies, Inc. (a)	3,000	106,800
Electronic Control Security, Inc. (a)	846,196	346,940
		453,740
Food & Staples Retailing - 3.16%+
Casey's General Stores, Inc. (a)	32,800	796,056

Health Care Equipment & Supplies - 5.08%+
Dade Behring Holdings, Inc.	28,700	1,045,541
Photomedex Inc. (a)	171,187	232,814
		1,278,355

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Health Care Providers & Services - 6.29%+
Amicas, Inc. (a)	177,870	$560,291
i n Ventiv Health, Inc. (a)	23,000	657,800
Radiologix, Inc. (a)	89,300	364,344
		1,582,435
Health Care Technology - 2.79%+
Systems Xcellence, Inc. (a)(c)	42,750	702,383

Hotels Restaurants & Leisure - 0.22%+
Wyndham Worldwide Corp. (a)	2,000	59,000

Household Durables - 3.96%+
Newell Rubbermaid, Inc.	15,600	448,968
Tarragon Corp.	48,000	546,240
		995,208
Industrial Conglomerates - 2.79%+
General Electric Co.	20,000	702,200

Insurance - 2.77%+
Endurance Specialty Holdings Ltd. (c)	15,000	534,750
PartnerRe Ltd. (c)	1,000	69,920
Penn Treaty American Corp. (a)	12,600	92,106
		696,776
Internet & Catalog Retail - 1.51%+
Hollywood Media Corp. (a)	90,000	378,900

Machinery - 2.33%+
Kaydon Corp.	14,000	585,200

Media - 2.04%+
NTL Inc.	19,000	513,570

Metals & Mining - 4.37%+
IPSCO, Inc. (c)	100	9,144
Mittal Steel Co. N.V. ADR	1,000	42,750
United States Steel Corp.	15,500	1,047,800
		1,099,694
Multiline Retail - 5.62%+
Dollar General Corp.	52,000	729,560
Dollar Tree Stores, Inc. (a)	22,000	683,980
		1,413,540
Oil & Gas - 1.00%+
Canadian Superior Energy, Inc. (a)(c)	127,658	251,486

Pharmaceuticals - 5.29%+
Barr Pharmaceuticals, Inc. (a)	15,500	811,735
Spectrum Pharmaceuticals Inc.(a)	95,800	520,194
		1,331,929

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Software - 2.60%+
Omtool Ltd. (a)	123,000	$456,330
Sonic Foundry (a)	65,620	196,860
		653,190
Specialty Retail - 2.34%+
Jennifer Convertibles, Inc. (a)	32,100	231,762
Ross Stores, Inc.	12,100	356,103
		587,865
Thrifts & Mortgage Finance - 3.58%+
Kearny Financial Corp.	56,244	899,904

TOTAL COMMON STOCKS (Cost $21,558,929)		21,675,909

PURCHASED OPTIONS - 0.36%+	Contracts	Value
Autozone, Inc.
Expiration: December 2006, Exercise Price: $115.000	18	5,220
Beckman Coulter, Inc.
Expiration: November 2006, Exercise Price: $45.000	50	65,000
Barr Pharmaceuticals, Inc.
Expiration: November 2006, Exercise Price: $50.000	103	4,120
Carnival Corp.
Expiration: November 2006, Exercise Price: $50.000	34	1,700
Ethan Allen Interior
Expiration: November 2006, Exercise Price: $40.000	60	300
Health Management Associates, Inc.
Expiration: November 2006, Exercise Price: $20.000	36	810
Health Management Associates, Inc.
Expiration: December 2006, Exercise Price: $20.000	14	735
Health Management Associates, Inc.
Expiration: February 2007, Exercise Price: $22.500	61	1,830
Masco Corp.
Expiration: November 2006, Exercise Price: $30.000	100	750
The Sherwin-Williams Co.
Expiration: November 2006, Exercise Price: $60.000	36	4,140
S&P 500 Index (SXY)
Expiration: November 2006, Exercise Price: $1,340.00	22	4,950
Washington Mutual, Inc.
Expiration: November 2006, Exercise Price: $45.000	60	300

TOTAL PURCHASED OPTIONS (Cost $139,700)		89,855

	Shares or Principal Amount
REPURCHASE AGREEMENTS - 23.90%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $6,013,172 (g)^	$6,012,292	6,012,292

TOTAL REPURCHASE AGREEMENTS (Cost $6,012,292)		6,012,292

Total Investments (Cost $27,710,921) - 110.40%+		$27,778,056

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
Autozone, Inc. (a)	1,800	$201,600
Bally Total Fitness Holding Corp. (a)	31,000	87,110
Bankunited Financial Corp.	6,000	161,820
Barnes & Noble, Inc.	6,000	247,860
Carnival Corp. (b)	3,400	165,988
ChevronTexaco Corp.	1,000	67,200
Elan Corp. Plc. ADR (a)	24,000	347,520
General Growth Properties, Inc.	10,000	519,000
The Goodyear Tire & Rubber Co. (a)	10,000	153,300
Health Management Associates, Inc.	11,100	218,670
KB Home	1,000	44,940
Lennar Corp.	2,000	94,960
Masco Corp.	10,000	276,500
PF Chang's China Bistro, Inc. (a)	4,500	188,190
RadioShack Corp.	21,000	374,640
The Sherwin-Williams Co.	3,600	213,228
Standard-Pacific Corp.	2,000	48,460
Toll Brothers, Inc. (a)	3,000	86,730
TXU Corp.	2,000	126,260
Washington Mutual, Inc.	6,000	253,800

TOTAL COMMON STOCK (Proceeds $3,781,111)		3,877,776

EXCHANGE TRADED FUNDS
Ishares Trust - Russell 2000	8,500	646,935
SPDR Trust Series 1	1,000	137,790

TOTAL EXCHANGE TRADED FUNDS (Proceeds $768,358)		784,725

TOTAL SECURITIES SOLD SHORT(Proceeds $4,549,469)		$4,662,501

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Options Written
October 31, 2006 (Unaudited)

	Contracts	Value

CALL OPTIONS
Agilent Technologies, Inc.
Expiration: November 2006, Exercise Price: $35.00	30	$4,800
Beckman Coulter, Inc.
Expiration: November 2006, Exercise Price: $60.00	50	5,400
CBOE Russell 2000 Index (RUT)
Expiration: November 2006, Exercise Price: $780.00	50	34,500
CBOE Russell 2000 Index (RUT)
Expiration: November 2006, Exercise Price: $790.00	60	19,200
Capital One Financial Corp.
Expiration: November 2006, Exercise Price: $85.00	110	1,650
IPSCO, Inc.
Expiration: November 2006, Exercise Price: $100.00	50	3,200
inVentiv Health, Inc.
Expiration: November 2006, Exercise Price: $30.00	100	7,000
inVentiv Health, Inc.
Expiration: November 2006, Exercise Price: $35.00	250	1,250
New Century Financial Corp.
Expiration: November 2006, Exercise Price: $45.00	50	500
Nortel Inversora S.A.
Expiration: November 2006, Exercise Price: $27.50	130	9,425
TD Ameritrade Holding Corp.
Expiration: November 2006, Exercise Price: $20.00	80	200
United States Steel Corp.
Expiration: November 2006, Exercise Price: $75.00	50	2,750
United States Steel Corp.
Expiration: November 2006, Exercise Price: $60.00	20	15,200

TOTAL CALL OPTIONS (Premiums received $188,091)		105,075

PUT OPTIONS
Agilent Technologies, Inc.
Expiration: November 2006, Exercise Price: $30.00	100	500
Agilent Technologies, Inc.
Expiration: November 2006, Exercise Price: $32.50	100	2,800
Agilent Technologies, Inc.
Expiration: November 2006, Exercise Price: $35.00	30	2,250
Alcoa, Inc.
Expiration: November 2006, Exercise Price: $27.50	50	1,000
Alcan, Inc.
Expiration: November 2006, Exercise Price: $40.00	179	895
Beckman Coulter, Inc.
Expiration: November 2006, Exercise Price: $55.00	50	4,850
CBOE Russell 2000 Index (RUY)
Expiration: November 2006, Exercise Price: $720.00	20	2,200
Capital One Financial Corp.
Expiration: November 2006, Exercise Price: $80.00	100	16,500
Dade Behring Holdings, Inc.
Expiration: November 2006, Exercise Price: $40.00	193	69,480

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Deep Discount Value-1 Portfolio
Schedule of Options Written
October 31, 2006 (Unaudited) (continued)

	Contracts	Value

Dade Behring Holdings, Inc.
Expiration: December 2006, Exercise Price: $35.00	50	$3,625
Inventive Health, Inc.
Expiration: November 2006, Exercise Price: $27.50	100	8,000
IPSCO, Inc.
Expiration: November 2006, Exercise Price: $80.00	150	3,375
IPSCO, Inc.
Expiration: November 2006, Exercise Price: $85.00	50	3,750
IPSCO, Inc.
Expiration: November 2006, Exercise Price: $90.00	9	1,958
KB Home
Expiration: November 2006, Exercise Price: $40.00	59	1,003
United States Steel Corp.
Expiration: November 2006, Exercise Price: $50.00	50	125
United States Steel Corp.
Expiration: November 2006, Exercise Price: $55.00	50	500
United States Steel Corp.
Expiration: November 2006, Exercise Price: $65.00	200	30,000

TOTAL PUT OPTIONS (Premiums received $277,332)		152,811

TOTAL OPTIONS WRITTEN (Premiums received $465,423)		$257,886

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity International-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 63.75%+

Airlines - 0.56%+
Copa Holdings S.A. (c) ^	2,900	$109,910

Auto Components - 0.53%+
Magna International, Inc. (c) ^	1,400	104,720

Automobiles - 1.48%+
Honda Motor Co., Ltd. ADR ^	4,800	169,584
Tata Motors ADR	6,600	119,988
		289,572
Capital Markets - 1.01%+
UBS AG (c) ^	3,300	197,472

Chemicals - 2.26%+
Akzo Nobel NV ADR ^	1,800	100,836
BASF A.G. ADR ^	3,900	343,122
		443,958
Commercial Banks - 2.44%+
Allied Irish Banks Plc. ADR ^	2,000	109,280
Bank of Ireland ADR ^	1,500	120,600
Mitsubishi UFJ Financial Group, Inc. ADR ^	19,500	248,625
		478,505
Communications Equipment - 3.42%+
ECI Telecom, Ltd. (a)(c) ^	13,100	97,202
Nice Systems, Ltd. ADR (a) ^	8,200	252,314
Nokia Corp. ADR ^	16,200	322,056
		671,572
Computers & Peripherals - 0.39%+
Logitech International S.A. (a)(c) ^	2,900	76,705

Construction & Engineering - 0.55%+
Chicago Bridge & Iron Co. NV (c) ^	4,400	108,064

Construction Materials - 0.57%+
CRH Plc ADR ^	3,100	110,949

Diversified Telecommunication Services - 1.44%+
Compania Anonima Nacional Telefonos de Venezuela ADR ^	14,600	283,386

Electric Utilities - 3.94%+
CPFL Energia S.A. ADR ^	2,800	106,120
E. ON AG ADR ^	5,400	216,702
Enel SPA ADR ^	4,800	230,016
Korea Electric Power Corp. ADR ^	5,400	106,812
Scottish Power Plc ADR ^	2,300	114,517
		774,167
Electrical Equipment - 1.14%+
Suntech Power Holdings Co., Ltd. ADR (a) ^	8,600	223,600

Electronic Equipment & Instruments - 2.22%+
Celestica, Inc. (a)(c) ^	24,400	239,852
Flextronics International Ltd. (c) ^	16,800	194,880
		434,732

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity International-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Food & Staples Retailing - 1.43%+
Delhaize Group ADR ^	800	$64,520
Koninklijke Ahold NV ADR (a) ^	20,500	215,865
		280,385
Food Products - 4.37%+
Groupe Danone ADR ^	7,000	219,730
Nestle S.A. ADR	2,600	222,093
SunOpta, Inc. (a)(c)	10,500	103,425
Unilever Plc ADR	8,700	211,236
Wimm-Bill-Dann Foods ADR	2,400	101,160
		857,644
Household Durables - 0.55%+
Matsushita Electric Industrial Co., Ltd. ADR	5,200	108,160

Independent Power Producers & Energy Traders - 0.10%+
International Power Plc ADR	300	19,305

Industrial Conglomerates - 0.34%+
Tomkins Plc ADR	3,600	67,608

Insurance - 4.57%+
Allianz SE ADR	5,800	107,822
Arch Capital Group Ltd. (c)	1,800	115,722
Axis Capital Holdings Ltd. (c)	6,200	203,670
Everest Re Group Ltd. (c)	1,100	109,098
Montpelier Re Holdings Ltd. (c)	10,800	191,700
Royal & Sun Alliance Insurance Group ADR	4,480	63,015
XL Cap Ltd. (c)	1,500	105,825
		896,852
IT Services - 0.55%+
Accenture Ltd. (c)	3,300	108,603

Leisure Equipment & Products - 0.53%+
Fujifilm Holdings Corp. ADR	2,800	104,132

Machinery - 3.59%+
Kubota Corp. ADR (a)	4,200	183,372
Metso Corp. ADR	6,500	281,450
SKF AB ADR	14,900	239,860
		704,682
Metals & Mining - 8.12%+
Anglo American Plc ADR	14,700	333,396
Corus Group Plc ADR	23,500	418,300
Fording Canadian Coal Trust (c)	4,300	109,306
Gold Fields Ltd. ADR	7,500	125,700
Iamgold Corp. (c)	10,500	88,830
Ipsco, Inc. (c)	4,400	402,336
Novamerican Steel, Inc. (a)(c)	3,100	116,746
		1,594,614
Multi-Utilities - 1.14%+
Veolia Environment ADR	3,650	223,380

Multi-Utilities & Unregulated Power - 0.89%+
Suez S.A. ADR	3,900	174,798

Oil & Gas - 1.98%+
China Petroleum & Chemical Corp. ADR	2,500	173,425
Royal Dutch Shell Plc ADR	3,100	215,822
		389,247

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity International-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Oil, Gas & Consumable Fuels - 3.17%+
Nordic American Tanker Shipping (c)	6,600	$228,030
Norsk Hydro ADR	7,600	175,940
Teekay Shipping Corp. (c)	5,300	217,883
		621,853
Pharmaceuticals - 5.25%+
Alcon, Inc. (c)	1,300	137,904
Aspreva Pharmaceuticals Corp. (a)(c)	2,900	52,751
AstraZeneca Plc ADR	5,100	299,370
GlaxoSmithKline Plc ADR	5,800	308,850
Novartis AG ADR	3,800	230,774
		1,029,649
Real Estate - 0.17%+
MI Developments, Inc. (c)	900	32,580

Semiconductor & Semiconductor Equipment - 2.16%+
ASML Holding NV ADR (a)	13,000	296,920
Qimonda AG ADR (a)	4,200	58,590
Siliconware Precision Industries Ltd. ADR	10,500	67,727
		423,237
Software - 0.53%+
Shanda Interactive Entertainment Ltd. ADR (a)	7,000	103,390

Tobacco - 1.09%+
British American Tobacco Plc ADR	3,900	214,500

Wireless Telecommunication Services - 1.27%+
America Movil S.A. de CV ADR	5,800	248,646

TOTAL COMMON STOCKS (Cost $11,919,782)		12,510,577

PREFERRED STOCKS - 2.01%+

Diversified Telecommunication Services - 0.66%+
Telecomunicacoes De Sao Paulo ADR	5,500	129,525

Electric Utilities - 1.35%+
Cia Paranaense Energia ADR	23,300	265,154

TOTAL PREFERRED STOCKS (Cost $351,711)		394,679

REPURCHASE AGREEMENTS - 35.09%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $6,888,231 (g)^	$6,887,223	6,887,223

TOTAL REPURCHASE AGREEMENTS (Cost $6,887,223)		6,887,223

Total Investments (Cost $19,158,716) - 100.85%+		$19,792,479

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity International-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
ABN AMRO Holding NV ADR	8,000	$233,360
Aluminum Corp. of China Ltd. ADR	6,400	113,152
Alvarion Ltd. (a)(b)	11,300	83,846
Amcor Ltd. ADR	9,100	195,559
AngloGold Ashanti Ltd. ADR	1,700	72,369
AudioCodes Ltd. (a)(b)	6,100	67,588
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,200	150,040
Banco Itau Holding Financeira S.A. ADR	3,100	102,920
Barclays Plc ADR	4,000	217,240
Bayer AG ADR	4,200	210,798
Brasil Telecom Participacoes ADR	3,400	113,798
Canadian Natural Resources Ltd. (b)	2,400	125,160
Canadian Imperial Bank Of Commerce (b)	4,200	327,096
Central European Media Enterprise (a)(b)	3,900	287,898
Check Point Software Technologies (a)(b)	11,900	246,568
Cia Vale do Rio Doce ADR	9,000	228,960
Coca-Cola Femsa S.A. de C.V. ADR	6,600	229,284
Credit Suisse Group ADR	3,700	223,776
Desarrolladora Homex S.A. de C.V. ADR (a)	4,900	215,110
Deutsche Telekom AG ADR	20,400	354,960
Diageo Plc ADR	4,200	312,774
Elan Corp Plc ADR (a)	10,000	144,800
France Telecom ADR	10,800	281,880
Fuel Tech, Inc. (a)(b)	2,500	49,125
Gallaher Group Plc ADR	2,300	156,653
Gammon Lake Resources, Inc. (a)(b)	9,700	126,973
Given Imaging Ltd. (a)(b)	8,000	166,400
Grupo Aeroportuario del Sureste S.A. de C.V. ADR	2,700	102,411
Grupo Televisa S.A. ADR	7,500	185,100
HDFC Bank Ltd. ADR	4,800	332,448
Imperial Chemical Industries Plc ADR	7,400	230,732
Imperial Tobacco Group Plc ADR	1,000	71,340
Intercontinental Hotels Group Plc ADR	7,400	144,004
Ivanhoe Mines Ltd. (a)(b)	6,600	69,630
Lloyds TSB Group Plc ADR	2,600	111,436
Mettler Toledo International, Inc. (a)	3,200	219,680
Mittal Steel Co. NV ADR	9,200	393,300
Nabors Industries, Ltd.	3,500	108,080
NAM TAI Electronics, Inc. (b)	4,800	74,832
National Australia Bank Ltd. ADR	500	73,600
Nippon Telegraph & Telephone Corp. ADR	8,200	206,066
Nissan Motor Co. Ltd. ADR	7,600	181,944
Orient-Express Hotels Ltd. (b)	2,700	106,515
Philippine Long Distance Telephone ADR	4,900	233,289
Randgold Resources Ltd. ADR (a)	6,500	147,355
Reuters Group Plc ADR	3,000	153,870
Rogers Communications, Inc. (b)	1,200	71,784

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity International-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Sanofi-Aventis ADR	4,900	$209,181
Shire Pharmaceuticals Plc ADR	1,200	65,820
Silver Wheaton Corp. (a)	11,450	125,950
Sony Corp. ADR	4,300	176,214
Syneron Medical Ltd. (a)(b)	1,200	30,876
Tele Norte Leste Participacoes S.A. ADR	16,900	244,543
Telecom Corp. of New Zealand Ltd. ADR	9,700	240,172
Telecom Italia SPA ADR	2,200	66,550
Telefonica S.A. ADR	6,200	357,740
Thomson ADR	2,700	46,818
The Thomson Corp. (b)	5,500	227,150
Tom Online, Inc. ADR (a)	5,600	76,888
TransCanada Corp. (b)	6,900	223,284
Tyco International Ltd. (b)	3,700	108,891
VistaPrint Limited (a)(b)	5,600	175,168
Vodafone Group Plc ADR	18,162	469,488
WP Stewart & Co., Ltd. (b)	7,900	109,020
WPP Group Plc ADR	4,600	294,400

TOTAL COMMON STOCK (Proceeds $10,841,531)		11,503,656

Total Securities Sold Short (Proceeds $10,841,531)		$11,503,656

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Global-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 93.95%+

Beverages - 3.27%+
Hite Brewery Co. (c)	3,600	$427,912

Capital Markets - 4.51%+
COL Capital (c)	500,100	231,492
Macquarie International Infrastructure Fund Ltd.	572,000	358,235
		589,727
Commercial Banks - 5.37%+
Hana Financial Holdings (a)	2,800	129,116
Industrial & Commercial Bank Of China (a)	155,000	69,357
Kookmin Bank (c)	3,400	270,268
Siam City Bank, Plc (c)	380,000	222,692
Siam Commercial Bank (c)	6,500	11,605
		703,038
Construction Materials - 5.93%+
Rinker Group Ltd. (c)	54,000	775,664

Consumer Finance - 1.70%+
Kiatnakin Bank (c)	255,000	222,419

Diversified Financial Services - 6.56%+
Guoco Group (c)	71,000	857,693

Diversified Telecommunication Services - 3.07%+
China Telecom Corp., Ltd. (c)	820,000	308,929
PT Indosat Tbk ADR	3,200	92,640
		401,569
Electric Utilities - 6.40%+
Datang International Power Generation Co., Ltd. (c)	238,400	202,008
Huaneng Power International, Inc. ADR	3,000	94,560
Korea Electric Power (c)	14,000	540,833
		837,401
Electrical Equipment - 2.67%+
Harbin Power Equipment (c)	406,000	349,766

Electronic Equipment & Instruments - 5.00%+
Delta Electronics Thai - Foreign (c)	400,000	188,620
Delta Electronics Thai - NVDR (c)	310,000	152,940
LG Phillips LCD Co., Ltd. (a)	5,000	159,193
Varitronix International (c)	253,000	152,896
		653,649
Health Care Equipment & Supplies - 6.89%+
Golden Meditech Co., Ltd. (a)(c)	2,931,200	900,783

Hotels Restaurants & Leisure - 0.03%+
BIL International (c)	2,000	1,914

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Global-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Household Durables - 2.55%+
Land & Houses (c)	1,500,000	$333,220

Investment Companies - 1.88%+
Aberdeen Asia Pacific Income Fund	40,300	245,830

Media - 0.73%+
BEC World Pcl - Foreign (c)	93,200	46,235
BEC World Public Co. Ltd. - NVDR (a)(c)	98,900	49,062
		95,297
Oil & Gas - 2.08%+
Petro-Canada (c)	5,500	234,245
PrimeWest Energy Trust (c)	1,500	38,355
		272,600
Oil, Gas & Consumable Fuels - 6.99%+
Baytex Energy Trust (c)	7,000	151,830
Harvest Energy Trust (c)	20,700	607,752
Provident Energy Trust (c)	13,000	155,350
		914,932
Real Estate - 12.16%+
Fortune Real Estate Investment Trust (c)	23,000	17,301
LPN Development - NVDR (a)	1,666,400	240,734
Suntec REIT (a)	228,000	227,005
United Overseas Land Ltd. (c)	186,000	477,903
Wharf Holdings Ltd. (c)	185,000	627,989
		1,590,932
Semiconductor & Semiconductor Equipment - 2.90%+
MEMC Electronic Materials, Inc. (a)	10,700	379,850

Tobacco - 4.91%+
KT&G Corp. (c)	10,400	642,377

Transportation Infrastructure - 8.35%+
Macquarie Infrastructure Co. Trust	36,600	1,091,778

TOTAL COMMON STOCKS (Cost $11,522,639)		12,288,351

WARRANTS - 19.51%+
CG Hinduja Tmt Warrant	12,000	135,277
CG Rolat India Warrant	210,000	1,054,722
Citigroup-CW09 Gtl Ltd. Warrant	400,000	1,231,247
Citigroup-CW10 Rajesh Warrant	28,000	130,867

TOTAL WARRANTS (Cost $2,553,204)		2,552,113

FOREIGN CURRENCY CONTRACTS - 7.84%+
Hong Kong Dollars	2,053,680	264,064
South Korean Won	31,110,565	33,017
Taiwan Dollars	17,933,298	539,145
Thailand Baht	6,927,281	188,819

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $1,026,025)		1,025,045

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Global-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 19.48%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $2,548,553 (g)^	$2,548,180	$2,548,180

TOTAL REPURCHASE AGREEMENTS (Cost $2,548,180)		2,548,180

Total Investments (Cost $17,650,048) - 140.78%+		$18,413,689

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 55.41%+

Airlines - 2.65%
Ace Aviation Holdings, Inc. (a)(c)	20,524	$712,797
Hawaiian Holdings, Inc. (a)	123,833	505,239
MAIR Holdings, Inc. (a)	28,533	157,217
Pinnacle Airlines Corp. (a)	9,750	82,582
		1,457,835
Auto Components - 0.50%+
Dana Corp.	76,700	123,487
I n termet Corp. (a)	25,708	154,248
		277,735
Biotechnology - 0.37%+
Lab International, Inc. (a)(c)	5,530	4,678
Seracare Life Sciences, Inc. (a)	32,210	201,313
		205,991
Building Products - 2.41%+
Armstrong World Industries, Inc. (a)	22,988	852,855
USG Corp. (a)	9,700	474,233
		1,327,088
Commercial Services & Supplies - 0.18%+
n I tegrated Alarm Services Group, Inc. (a)	20,451	66,466
TRM Corp. (a)	13,330	26,526
		92,992
Construction & Engineering - 5.79%+
Washington Group International, Inc.	56,322	3,188,952

Construction Materials - 6.01%+
Oglebay Norton Co. (a)	163,827	3,309,305

Diversified Telecommunication Services - 3.45%+
I D T Corp. (a)	42,218	548,412
Verizon Communications, Inc.	36,477	1,349,649
		1,898,061
Electrical Equipment - 0.08%+
Global Power Equipment Group Inc. (a)	51,000	43,350

Electronic Equipment & Instruments - 0.85%+
Taser International, Inc. (a)	50,300	468,293

Energy Equipment & Services - 0.12%+
Seitel, Inc. (a)	19,500	67,470

Food Products - 1.96%+
Coolbrands International, Inc. (a)(c)	15,000	6,345
Gold Kist, Inc. (a)	18,233	361,196
I n terstate Bakeries (a)	204,890	575,741
John B. Sanfilippo & Son (a)	12,900	136,353
		1,079,635
Health Care Equipment & Supplies - 1.15%+
Bausch & Lomb, Inc.	11,834	633,592

Health Care Providers & Services - 0.39%+
Magellan Health Services, Inc. (a)	4,898	213,749

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Hotels Restaurants & Leisure - 5.54%+
Bally Total Fitness Holding Corp. (a)	11,100	$31,191
Krispy Kreme Doughnuts, Inc. (a)	233,137	2,506,223
Lone Star Steakhouse & Saloon	14,800	404,040
Sunterra Corp. (a)	10,000	110,500
		3,051,954
Household Durables - 0.33%+
Foamex International, Inc. (a)	22,530	124,365
Natuzzi SPA ADR (a)	8,270	58,221
		182,586
Independent Power Producers & Energy Traders - 3.31%+
Mirant Corp. (a)	61,548	1,819,974

Insurance - 0.72%+
Scottish Re Group Limited (c)	34,500	394,335

IT Services - 0.17%+
First Data Corp.	3,900	94,575

Leisure Equipment & Products - 2.92%+
Aruze Corp. (c)	10,840	225,225
Eastman Kodak Co.	7,100	173,240
Smith & Wesson Holding Corp. (a)	88,250	1,209,025
		1,607,490
Life Sciences Tools & Services - 0.84%+
Pharmanet Development Group, Inc. (a)	24,760	463,012

Media - 0.84%+
Aeroplan Income Fund (c)	4,100	58,454
Genius Products, Inc. (a)	90,290	213,987
NTL Inc.	6,964	188,237
		460,678
Metals & Mining - 10.30%+
Algoma Steel, Inc. (c)	122,319	3,675,686
Atlas Mining Co. (a)	11,250	19,350
Grupo Mexico S.A. de CV (c)	270,880	947,018
Haynes International, Inc. (a)	13,095	487,789
Kaiser Aluminum Corp. (a)	1,780	84,550
Lexington Coal (a)	103,996	53,038
Ormet Corp. (a)	2,993	404,115
		5,671,546
Oil, Gas & Consumable Fuels - 1.19%+
Petroleum Development Corp. (a)	14,211	655,838

Petroleum Refining And Related Industries - 0.26%+
Texas Petrochemicals, Inc. (a)	5,400	140,400

Pharmaceuticals - 0.53%+
Merck & Co., Inc.	6,421	291,642

Specialty Retail - 1.88%+
Footstar, Inc. (a)	77,961	386,687
Movie Gallery, Inc. (a)	291,700	647,574
		1,034,261
Telecommunications - 0.01%+
Nextwave Tax Escrow Certificate (a)	7,300	5,840

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Tobacco - 0.54%+
Alliance One International, Inc. (a)	11,700	$56,394
Altria Group, Inc.	2,977	242,119
		298,513
Transportation Infrastructure - 0.12%+
Force Protection, Inc. (a)	9,000	67,320

TOTAL COMMON STOCKS (Cost $26,592,717)		30,504,012

PREFERRED STOCKS - 0.87%+

Consumer Finance - 0.87%+
General Motors Acceptance Corp.	19,800	479,754

TOTAL PREFERRED STOCKS (Cost $423,401)		479,754

WARRANTS - 0.06%+

Ampam Warrants (b)	374	0
Stone Arcade Acquisition Corp. (a)	39,000	35,880

TOTAL WARRANTS (Cost $22,113)		35,880

CONVERTIBLE BONDS (f) - 3.47%+

Airlines - 0.69%+
Pinnacle Airlines Corp., 3.250%, due 02/15/2025 (e)	390,000	381,712

Biotechnology - 1.14%+
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	626,250

Energy Equipment & Services - 0.26%+
Friede Goldman Halter, Inc., 4.500%, due 09/15/2004 (Default Effective 03/15/2001) (a)(d)(e)	1,500,000	138,750

Insurance - 1.38%+
Scottish Annuity & Life Holdings, 4.500%, due 12/01/2022 (e)	776,000	762,420

TOTAL CONVERTIBLE BONDS (Cost $1,693,378)		1,909,132

CONVERTIBLE PREFERRED STOCKS (f) - 0.91%+

Automobiles - 0.91%+
General Motors Corp.	20,000	499,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $483,100)		499,000

CORPORATE BONDS - 37.50%+

Airlines - 0.33%+
Northwest Airlines Corp., 10.000%, due 02/01/2009 (Default Effective 09/15/2005) (a)(d)	$300,000	187,500

Aluminum Sheet, Plate, And Foil - 0.23%+
Kaiser Aluminum Escrow, 9.875%, due 02/15/2049	299,000	10,136
Ormet Corp. (Acquired 05/19/2006, Cost $115,433)
11.000%, due 08/15/2008 (Default effective 08/15/2004) (a)(b)(d)(e)	1,378,000	124,020
		134,156

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Auto Components - 4.58%+
Dana Corp., 6.500%, due 03/15/2008 (Default effective 03/03/2006) (a)(d)	$300,000	$218,250
Dana Corp., 7.000%, due 03/01/2029 (Default effective 03/03/2006) (a)(d)	390,000	271,050
Dana Corp. Dip Loan, 7.570%, due 06/12/2011	1,000,000	999,350
Delco Remy International, Inc., 9.374%, due 04/15/2009 (e)	390,000	378,300
Delco Remy International, Inc., 11.000%, due 05/01/2009 (e)	500,000	240,000
Delphi Corp., 7.125%, due 05/01/2029 (Default effective 10/10/2005) (a)(d)	150,000	144,750
Exide Technologies, 10.500%, due 03/15/2013 (Acquired 03/23/2006, Cost $225,477) (b)(e)	299,745	267,522
		2,519,222
Banking - 1.67%+
Armstrong Bank Debt, 0.000%, due 03/29/2050	687,000	480,900
Collins Bank Debt Pr, 0.000%, due 01/25/2008	674,000	224,914
Collins Bank Debt Rc, 0.000%, due 01/25/2008	354,000	113,280
Werner Term Loan, 0.000%, due 03/29/2050	69,003	56,237
Winstar Dip Bank Debt, 0.000%, due 03/29/2050	31,386	44,882
		920,213
Building Products - 4.06%+
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008 (Default Effective 10/15/2003) (a)(d)(e)	3,366,000	97,614
Owens Corning, 7.000%, due 03/15/2009 (Default effective 03/15/2005) (a)(d)	322,000	169,855
Owens Corning, 7.500%, due 05/01/2005 (Default effective 11/01/2004) (a)(d)	1,608,000	876,360
Owens Corning, 7.500%, due 08/01/2018 (Default effective 08/01/2000) (a)(d)	1,143,000	622,935
Owens Corning, 7.700%, due 05/01/2008 (Default effective 10/31/2002) (a)(d)	485,000	264,325
Owens Corning, 8.875%, due 06/01/2002 (Default effective 10/05/2000) (a)(d)	243,000	206,246
		2,237,335
Chemicals - 3.28%+
Solutia DIP Loan, 0.000%, due 03/31/2007	1,000,000	1,007,500
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	845,000	796,413
		1,803,913
Communications - 1.39%+
Primus Telecommunications GP, 8.000%, due 01/15/2014 (e)	1,000,000	600,000
Securus Technologies, Inc., 11.000%, due 09/01/2011 (e)	195,000	167,213
		767,213
Consumer Finance - 0.80%+
Ford Motor Credit Co., 4.950%, due 01/15/2008	450,000	438,838

Financial Services - 0.38%+
Block Financial Corp., 8.500%, due 04/15/2007	209,800	212,356

Food & Staples Retailing - 0.33%+
Winn Dixie Stores, Inc., 8.875%, due 04/01/2008 (Default effective 02/21/2005) (a)(d)(e)	254,000	185,420

Health Care - 1.35%+
Insight Health Services Corp., 9.875%, due 11/01/2011 (e)	459,000	89,505
Insight Health Services Corp., 10.621%, due 11/01/2011 (e)	865,000	655,238
		744,743
Heavy Construction - 1.51%+
Morrison Knudsen, 11.000%, due 07/01/2010 (Default effective 08/01/2003) (a)(d)	12,774,000	832,865

Independent Power Producers & Energy Traders - 1.95%+
Calpine Corp., (Acquired 01/05/2006, Cost $221,045)
8.500%, due 07/15/2010 (Default effective 01/01/2005) (a)(b)(d)(e)	257,000	268,565
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	585,000	298,350
Calpine Corp., (Acquired 01/03/2006 - 01/05/2006, Cost $408,050),
8.750%, due 07/15/2013 (Default effective 01/01/2005) (a)(b)(d)(e)	483,000	504,735
		1,071,650
Industrial And Commercial Machinery And Computer Equipment - 1.01%+
Ames True Temper, Inc., 9.374%, due 01/15/2012 (e)	374,000	377,740
Ames True Temper, Inc., 10.000%, due 07/15/2012 (e)	200,000	177,500
		555,240

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Measuring, Analyzing, And Controlling Instruments - 1.61%+
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)	$900,000	$884,250
Insurance - 0.94%+
Charter Communications Holdings II LLC/Charter Communications Holdings II Cap Corp.
10.250%, due 09/15/2010 (e)	500,000	516,250
Media - 1.29%+
Adelphia Communications Corp., 10.250%, due 11/01/2006 (Default effective 06/25/2002) (a)(d)	500,000	385,000
Adelphia Communications Corp., 10.250%, due 06/15/2011 (Default effective 05/17/2002) (a)(d)	402,000	324,615
		709,615
Metals & Mining - 0.89%+
Doe Run Resources Corp., 11.750%, due 11/01/2008 (e)	500,000	487,500
Oil, Gas & Consumable Fuels - 0.67%+
James River Coal Co., 9.375%, due 06/01/2012 (e)	97,000	86,330
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	292,500	280,800
		367,130
Paper & Forest Products - 1.50%+
n I land Fiber Group LLC, 9.625%, due 11/15/2007 (Default effective 08/21/2006) (a)(d)(e)	1,328,000	823,360

Personal Products - 0.88%+
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	500,000	483,750

Retail - 0.56%+
PCA LLC/PCA Finance Corp., 11.875%, due 08/01/2009 (Default effective 02/01/2006) (a)(d)	1,211,000	308,805

Specialty Manufacturing - 1.15%+
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	500,000	322,500
Merisant Co., 9.500%, due 07/15/2013 (e)	500,000	310,000
		632,500
Specialty Retail - 2.36%+
Movie Gallery, Inc., 11.000%, due 05/01/2012 (e)	2,075,000	1,296,875

Textiles, Apparel & Luxury Goods - 0.34%+
Levitz Home Furnishings Escrow, 12.500%, due 11/01/2011 (Default effective 10/11/2005)(a)(d)	508,000	2,591
Unifi, Inc. (Acquired 10/19/2006, Cost $185,278), 11.500%, due 05/15/2014 (b)(e)	195,000	183,300
		185,891
Tobacco - 1.45%+
Alliance One International, Inc., 11.000%, due 05/15/2012 (e)	347,000	360,880
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	500,000	435,000
		795,880
Transportation Equipment - 0.02%+
Dura Operating Corp.,9.000%, due 05/01/2009 (Default effective 10/30/2006) (a)(d)(e)	150,000	9,750
Transportation Infrastructure - 0.97%+
Sea Containers Ltd., 10.750%, due 10/15/2006 (Default effective 10/15/2006) (a)(d)(e)	425,400	290,335
Sea Containers Ltd., 10.500%, due 05/15/2012 (Default effective 10/15/2006) (a)(d)(e)	364,000	244,790
		535,125
TOTAL CORPORATE BONDS (Cost $21,206,666)		20,647,345
ASSET BACKED SECURITIES - 0.55%+
Delta Air Lines, 8.270%, due 09/23/2007 (Default Effective 09/15/2005) (a)(d)	164,567	128,363
United AirLines, Inc., 7.762%, due 10/01/2005 (Default Effective 10/01/2004) (a)(d)	201,126	172,465
TOTAL ASSET BACKED SECURITIES (Cost $227,710)		300,828
MORTGAGE BACKED SECURITIES - 0.39%+
Delta Air Lines, 10.500%, due 04/30/2016 (Default Effective 09/15/2005) (a)(d)	311,652	215,040
TOTAL MORTGAGE BACKED SECURITIES (Cost $149,389)		215,040

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Contracts	Value

PURCHASED OPTIONS - 0.38%+
Apple Computer, Inc.
Expiration: January 2007, Exercise Price: $75.00	182	$169,260
Cost Plus, Inc.
Expiration: February 2007, Exercise Price: $10.00	293	16,115
H & R Block, Inc.
Expiration: April 2007, Exercise Price: $20.00	80	6,000
iShares Russell 2000 Index Fund
Expiration: November 2006, Exercise Price: $65.00	110	550
iShares Russell 2000 Index Fund
Expiration: November 2006, Exercise Price: $70.00	100	500
iShares Russell 2000 Index Fund
Expiration: November 2006, Exercise Price: $73.00	101	3,030
James River Coal Company
Expiration: March 2007, Exercise Price: $10.00	136	12,240
McData Corp.
Expiration: November 2006, Exercise Price: $5.00	98	1,715

TOTAL PURCHASED OPTIONS (Cost $193,524)		209,410

	Shares or Principal Amount
REPURCHASE AGREEMENTS - 16.25%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $8,949,230 (g)^	$8,947,920	8,947,920

TOTAL REPURCHASE AGREEMENTS (Cost $8,947,920)		8,947,920

MUNICIPAL BONDS - 0.32%+

Lewis & Clark County, 5.600%, due 01/01/2027	156,000	174,800

TOTAL MUNICIPAL BONDS (Cost $145,495)		174,800

Total Investments (Cost $60,085,413) - 116.11%+		$63,923,121

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
American Axle & Manufacturing Holdings, Inc.	9,400	$176,250
AMEX Energy Select SPDR	8,550	477,688
Applied Extrusion Technologies, Inc. - Class A (a)	1,714	13,283
Applied Extrusion Technologies, Inc. - Class B (a)	35	140
Armstrong Holdings, Inc. (a)	400	168
BearingPoint, Inc. (a)	13,900	115,787
Brookfield Homes Corp.	12,103	392,742
iShares Lehman 20+ Year Treasury Bond Fund	4,555	409,085
iShares MSCI Mexico Index Fund	3,340	155,377
Kraft Foods, Inc.	928	31,923
Pope & Talbot, Inc. (a)	46,500	253,425
Progressive Gaming Intl Corp. (a)	19,610	149,820
Six Flags, Inc. (a)	76,199	434,334
Southern Copper Corp.	20,000	1,027,600
Technical Olympic USA, Inc.	14,600	162,060
Tembec, Inc. (a)(b)	31,800	40,212
WCI Communities, Inc. (a)	18,900	304,668
Western Union Co. (a)	1,950	42,998
Wynn Resorts Ltd (a)	2,520	185,321

TOTAL COMMON STOCK (Proceeds $4,296,102)		4,372,881

CORPORATE BONDS
Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,040)
12.000%, due 03/15/2012 (d)(e)	$817	797
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003 (Default effective 02/01/2002) (a)(c)(d)	1,157,000	92,560
Refco Finance Holdings, 9.00%, due 08/01/2012 (Default effective 10/18/2005) (a)(c)(d)	407,000	341,880

TOTAL CORPORATE BONDS (Proceeds $423,950)		435,237

FOREIGN CURRENCY CONTRACTS
Canadian Dollars	47,035	41,885
Japanese Yen	25,514,440	218,156
Mexican Pesos	4,289,966	398,885

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $649,435)		658,926

Total Securities Sold Short (Proceeds $5,369,487)		$5,467,044

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
October 31, 2006 (Unaudited)

	Contracts	Value

CALL OPTIONS
Cost Plus, Inc.
Expiration: February 2007, Exercise Price: $10.00	39	$10,335

TOTAL CALL OPTIONS (Premiums received $11,374)		10,335

PUT OPTIONS
Apple Computer, Inc.
Expiration: January 2007, Exercise Price: $52.50	182	1,365

TOTAL PUT OPTIONS (Premiums received $55,872)		1,365

Total Options Written (Premiums received $67,246)		$11,700

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity REIT-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS - 70.62%+

Commercial Services & Supplies - 1.40%+
Corrections Corp. of America (a)^	8,300	$379,227

Diversified REITs - 2.22%+
Newkirk Realty Trust, Inc. ^	8,300	140,602
One Liberty Properties, Inc. ^	10,800	258,012
Sizeler Property Investors ^	3,900	59,280
Vornado Realty Trust ^	1,200	143,100
		600,994
Health Care REITs - 6.42%+
Health Care Property Investors, Inc. ^	12,500	392,500
Health Care REIT, Inc. ^	3,200	132,096
Nationwide Health Properties, Inc. ^	12,600	362,124
Senior Housing Property Trust ^	25,100	575,543
Ventas, Inc. ^	7,000	272,860
		1,735,123
Hotels Restaurants & Leisure - 6.01%+
Choice Hotels International, Inc. ^	4,060	170,195
Host Hotels & Resorts, Inc. ^	19,400	447,364
Interstate Hotels & Resorts, Inc. (a)^	46,500	417,105
Marcus Corp. ^	13,100	327,369
Starwood Hotels & Resorts Worldwide ^	4,400	262,856
		1,624,889
Industrial - 13.60%+
Alexandria Real Estate Equities, Inc. ^	1,400	139,580
AMB Property Corp. ^	4,800	280,368
Biomed Realty Trust, Inc. ^	21,600	696,168
Boston Properties, Inc. ^	2,300	245,709
Equity Office Properties	3,900	165,750
Highwoods Properties, Inc. ^	12,200	466,040
HRPT Properties Trust ^	13,900	165,410
Mack-Cali Realty Corp. ^	5,100	269,790
Prologis ^	5,500	347,985
PS Business Parks, Inc. ^	4,500	296,325
SL Green Realty Corp. ^	5,000	605,250
		3,678,375
Lodging/Resorts REITs - 8.01%+
Diamondrock Hospitality Co. ^	31,900	538,153
FelCor Lodging Trust, Inc. ^	20,400	423,504
Highland Hospitality Corp. ^	29,900	413,218
Hospitality Properties Trust ^	5,700	276,222
LaSalle Hotel Properties ^	5,700	240,825
Supertel Hospitality, Inc. ^	300	2,040
Winston Hotels, Inc. ^	22,600	273,460
		2,167,422
Mortgage REITs - 8.11%+
Capital Trust, Inc. ^	3,300	146,883
Gramercy Capital Corp. ^	21,500	599,850
JER Investors Trust, Inc. ^	21,200	380,752
Luminent Mortgage Capital, Inc. ^	26,800	284,348
Municipal Mortgage & Equity, LLC ^	9,800	271,754
North Star Realty Finance Corp. ^	33,700	510,555
		2,194,142

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity REIT-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Residential REITs - 11.64%+
American Land Lease, Inc. ^	4,300	$111,370
Archstone-Smith Trust ^	5,900	355,239
AvalonBay Communities, Inc. ^	3,600	471,816
BRE Properties ^	6,800	450,840
Camden Property Trust ^	3,600	290,592
Equity Residential ^	5,100	278,511
Essex Property Trust, Inc. ^	2,300	306,544
Home Properties, Inc. ^	7,500	473,775
Mid-America Apartment Communities, Inc. ^	1,600	101,840
Sun Communities, Inc. ^	8,800	307,912
		3,148,439
Retail REITs - 10.74%+
Acadia Realty Trust ^	11,100	283,605
Amreit ^	18,600	142,848
Cedar Shopping Centers, Inc. ^	10,700	178,797
Developers Diversified Realty Corp. ^	4,700	286,230
Forest City Enterprises, Inc. ^	7,500	411,750
Realty Income Corp. ^	10,400	274,560
Regency Centers Corp. ^	2,000	144,320
Simon Property Group, Inc. ^	2,400	233,040
Tanger Factory Outlet Centers ^	9,100	339,430
Taubman Centers, Inc. ^	12,400	581,560
WP Carey & Co., LLC	1,000	28,890
		2,905,030
Specialty REITs - 2.47%+
Digital Realty Trust, Inc.	6,500	217,035
Rayonier, Inc.	11,000	450,890
		667,925

TOTAL COMMON STOCKS (Cost $17,649,178)		19,101,566

REPURCHASE AGREEMENTS - 20.84%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $5,637,930 (g)^	$5,637,105	5,637,105

TOTAL REPURCHASE AGREEMENTS (Cost $5,637,105)		5,637,105

Total Investments (Cost $23,286,283) - 91.46%+		$24,738,671

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity REIT-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
Affordable Residential Communities	25,600	$281,088
Agree Realty Corp.	3,000	105,180
American Campus Communities, Inc.	10,800	287,604
American Financial Realty Trust	36,400	424,788
American Mortgage Acceptance Co.	25	449
Anworth Mortgage Asset Corp.	25,500	231,540
Apartment Investment & Management Co.	5,000	286,600
Arbor Realty Trust, Inc.	10,700	297,460
Ashford Hospitality Trust, Inc.	13,800	177,744
Brandywine Realty Trust	8,300	276,888
Capstead Mortgage Corp.	29,200	249,952
Colonial Properties Trust	3,400	171,326
Columbia Equity Trust, Inc.	7,900	135,564
Corporate Office Properties Trust	5,900	281,961
Deerfield Triarc Capital Corp.	9,600	142,656
Education Realty Trust, Inc.	19,600	303,212
Entertainment Properties Trust	5,200	286,000
Equity Inns, Inc.	13,600	228,208
Equity One, Inc.	5,400	135,648
Extra Space Storage, Inc.	15,400	283,976
Feldman Mall Properties, Inc.	17,000	190,400
Fieldstone Investment Corp.	46,600	378,858
First Industrial Realty Trust, Inc.	17,700	813,669
First Potomac Realty Trust	13,200	408,408
General Growth Properties, Inc.	13,700	711,030
Gladstone Commercial Corp.	2,000	43,780
Glenborough Realty Trust, Inc.	20,700	537,786
Glimcher Realty Trust	16,900	435,344
Global Signal, Inc.	22,200	1,205,460
GMH Communities Trust	52,300	730,631
Healthcare Realty Trust, Inc.	8,640	349,920
Hilton Hotels Corp.	16,100	465,612
HomeBanc Corp.	15,700	82,425
IMPAC Mortgage Holdings, Inc.	27,700	262,319
Inland Real Estate Corp.	31,700	592,473
Kite Realty Group Trust	17,200	315,448
KKR Financial Corp.	15,700	421,231
Lexington Corporate Properties Trust	33,400	711,420
Liberty Property Trust	5,700	274,740
The Macerich Co.	1,700	136,595
Marriott International, Inc. - Class A	2,500	104,425
The Mills Corp.	28,000	511,560
Morgans Hotel Group Co. (a)	10,800	140,400
MortgageIT Holdings, Inc.	18,600	263,748
New Century Financial Corp.	3,500	137,830
Omega Healthcare Investors, Inc.	16,900	285,272
Parkway Properties Inc.	5,400	266,436
Pennsylvania Real Estate Investment Trust	6,200	267,220
Plum Creek Timber Co. Inc.	14,100	506,754
Post Properties, Inc.	5,700	279,186
Potlatch Corp.	6,900	280,140

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity REIT-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Reckson Associates Realty Corp.	9,600	$423,552
Republic Property Trust	13,900	172,916
Saul Centers, Inc.	7,800	379,080
Sovran Self Storage, Inc.	4,700	277,206
Spirit Finance Corp.	48,200	574,062
The St Joe Co.	24,300	1,306,854
Strategic Hotel Cap, Inc.	13,200	280,764
Sunstone Hotel Investors, Inc.	4,500	132,570
Thornburg Mortgage, Inc.	19,800	508,464
Trustreet Properties, Inc.	92,600	1,571,422
U-Store-It Trust	7,400	162,503
United Dominion Realty Trust, Inc.	23,100	747,747
Universal Health Realty Income Trust	2,900	112,839
Weingarten Realty Investors	5,900	274,350

TOTAL COMMON STOCK SOLD (Proceeds $22,327,034)		23,622,693

TOTAL SECURITIES SOLD SHORT (Proceeds $22,327,034)		$23,622,693

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

PREFERRED STOCK - 4.60%

Bank of America Corp. (e)^	25,000	$625,000

TOTAL PREFERRED STOCK (Cost $625,000)		625,000

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.16%+

Banco BMG S.A., 9.150%, due 01/15/2016	$1,000,000	1,008,500
Gazprom International S.A., 7.201%, due 02/01/2020	1,000,000	1,050,000

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,038,040)		2,058,500

CORPORATE BONDS - 26.12%+

Abu Dhabi National Energy Co. (Acquired 10/24/2006, Cost $502,965)
6.500%, due 10/27/2036 (b)	500,000	522,410
Adaro Finance B.V., 8.500%, due 12/08/2010	500,000	512,435
Kazakhgold Group Ltd., 9.375%, due 11/06/2013 (e)	500,000	500,000
National Power Corp. (Acquired 10/27/2006, Cost $250,000)
6.875%, due 11/02/2016 (b)(c)	250,000	250,000
Nurfinance, 9.375%, due 10/17/2011	250,000	246,713
Ranhill Labuan Ltd., 12.500%, due 10/26/2011	500,000	500,000
Standard Bank Plc. 8.012%, due 07/27/2049 (e)	500,000	517,659
Xinao Gas Holdings, 7.375%, due 08/05/2012	500,000	499,396

TOTAL CORPORATE BONDS (Cost $3,511,157)		3,548,613

FOREIGN GOVERNMENT NOTES/BONDS - 16.38%+

Republic of Philippines, 9.000%, due 02/15/2013 (c)	500,000	570,000
Republic of Colombia, 8.125%, due 05/21/2024 (c)	1,000,000	1,125,500
Republic of Panama, 7.125%, due 01/29/2026 (c)	500,000	529,500

TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $2,137,248)		2,225,000

U.S. TREASURY OBLIGATIONS - 36.94%+

U.S. Treasury Note, 4.875%, due 10/31/2008	5,000,000	5,016,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,012,288)		5,016,795

SHORT TERM INVESTMENTS - 3.68%+

Standard Bank Flt. 3.356%, due 09/15/2011 (e)	500,000	500,000

TOTAL SHORT TERM INVESTMENTS (Cost $500,000)		500,000

REPURCHASE AGREEMENTS - 11.15%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $1,513,975 (g)^	1,513,753	1,513,753

TOTAL REPURCHASE AGREEMENTS (Cost $1,513,753)		1,513,753

Total Investments (Cost $15,337,486) - 114.03%+		$15,487,661

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

U.S.TREASURY OBLIGATIONS
U.S. Treasury Bond, 4.500%, due 02/15/2036	$466,000	$449,763
U.S. Treasury Note, 4.875%, due 08/15/2016	1,500,000	1,531,172

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $1,938,722)		1,980,935

FOREIGN CURRENCY CONTRACTS
South African Rand	17,321	2,351

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $2,318)		2,351

TOTAL SECURITIES SOLD SHORT (Proceeds $1,941,040)		$1,983,286

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income-1 Portfolio
Schedule of Forward Foreign Currency Contracts
October 31, 2006 (Unaudited)

LONG FORWARD FOREIGN CURRENCY CONTRACTS	Shares or Notional Amount	Unrealized Appreciation/ (Depreciation)

Brazillian Forward Contract, Settlement Date - 07/19/2007
(Underlying Face Amount at Market Value $527,429)	1,185,000	$27,429
Indian Forward Contract, Settlement Date - 01/10/2007
(Underlying Face Amount at Market Value $505,256)	22,865,000	5,256
Indonesian Forward Contract, Settlement Date - 11/30/2006
(Underlying Face Amount at Market Value $248,065)	2,267,500,000	(1,935)
Japanese Forward Contract, Settlement Date, - 11/09/2006
(Underlying Face Amount at Market Value $999,274)	116,737,560	20,367
Malaysian Ringgit Forward Contract, Settlement Date - 11/30/2006
(Underlying Face Amount at Market Value $249,225)	908,500	(775)
Philippines Forward Contract, Settlement Date 11/29/06
(Underlying Face Amount at Market Value $248,363)	12,387,500	(1,637)
Thailand Forward Contract, Settlement Date - 11/30/06
(Underlying Face Amount at Market Value $249,966)	9,160,000	(34)
Zambian Forward Contract, Settlement Date - 11/06/2006
( Underlying Face Amount at Market Value $497,338)	1,905,000,000	(2,662)

TOTAL LONG FORWARD FOREIGN CURRENCY CONTRACTS		$46,009

SHORT FORWARD FOREIGN CURRENCY CONTRACTS	Shares or Notional Amount	Unrealized Appreciation/ (Depreciation)

South Korean Won Forward Contract, Settlement Date - 11/30/06
(Underlying Face Amount at Market Value $501,966)	472,250,000	$(1,966)
Taiwan Dollar Forward Contract, Settlement Date - 11/30/06
(Underlying Face Amount at Market Value $500,513)	16,590,000	(513)

TOTAL SHORT FORWARD FOREIGN CURRENCY CONTRACTS		$(2,479)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS		$43,530

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Healthcare/Biotech-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value
			COMMON STOCKS - 95.28%+
Biotechnology - 32.66%+
Acadia Pharmaceuticals, Inc. (a)^	19,900	$188,652
Amgen, Inc. (a)^	2,800	212,548
Amylin Pharmaceuticals, Inc. (a)^	3,400	149,464
Ariad Pharmaceuticals, Inc. (a)^	52,500	228,375
Celgene Corp. (a)^	4,000	213,760
CV Therapeutics, Inc. (a)^	15,800	204,610
Genzyme Corp. (a)^	3,000	202,530
Gilead Sciences, Inc. (a)^	3,000	206,700
s I is Pharmaceuticals, Inc. (a)^	23,900	205,062
Keryx Biopharmaceuticals, Inc. (a)^	16,300	228,852
Myriad Genetics, Inc. (a)^	8,300	223,187
Progenics Pharmaceuticals, Inc. (a)^	8,300	216,796
Regeneron Pharmaceuticals, Inc. (a)^	10,300	206,515
Sonus Pharmaceuticals, Inc. (a)^	42,600	240,690
Vertex Pharmaceuticals, Inc. (a)^	4,800	194,880
Zymogenetics, Inc. (a)^	13,800	221,490
		3,344,111
Health Care Equipment & Supplies - 21.34%+
Baxter International, Inc. ^	4,400	202,268
Biomet, Inc. ^	6,000	227,040
C.R. Bard, Inc. ^	1,800	147,528
Dexcom, Inc. (a)^	23,200	204,160
Gen-Probe, Inc. (a)^	4,200	201,054
Hologic, Inc. (a)^	4,100	197,415
Hospira, Inc. (a)^	5,300	192,655
I n verness Medical Innovations, Inc. (a)^	5,900	222,371
Medtronic, Inc. ^	3,100	150,908
Respironics, Inc. (a)^	5,300	187,196
St. Jude Medical, Inc. (a)^	5,700	195,795
		2,128,390
Health Care Providers & Services - 4.91%+
Cardinal Health, Inc. ^	3,000	196,350
Health Net Inc.	2,400	99,624
Quest Diagnostics ^	3,900	193,986
		489,960
Life Science Tools & Services - 3.75%+
Exelixis, Inc. (a)^	23,000	223,100
Medivation, Inc. (a)^	12,800	150,528
		373,628
Pharmaceuticals - 32.62%+
Abbott Laboratories ^	4,200	199,542
Advancis Pharmaceutical Corp. (a)^	50,200	200,298
Alcon, Inc. (c)^	1,900	201,552
Allergan, Inc. ^	1,800	207,900
Aspreva Pharmaceuticals Corp. (a)(c)^	7,500	136,425
AstraZeneca Plc ADR ^	3,200	187,840
Atherogenics, Inc. (a)^	15,300	198,900
Collagenex Pharmaceuticals, Inc. (a)^	15,100	175,160
Eli Lilly & Co. ^	3,500	196,035
GlaxoSmithKline Plc ADR ^	3,700	197,025
Johnson & Johnson ^	3,100	208,940
Merck & Co., Inc.	4,800	218,016
Novartis A.G. ADR	3,400	206,482
Roche Holding A.G. - Genusschein	1,200	205,200
Schering Plough Corporation	9,200	203,688
Xenoport, Inc. (a)	9,300	223,851
		3,166,854
TOTAL COMMON STOCKS (Cost $9,250,106)		9,502,943

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity Healthcare/Biotech-1 Portfolio
Schedule of Investments
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

REPURCHASE AGREEMENTS - 1.49%+
The Bear Stearns Companies, Inc.,
5.270%, dated 10/31/2006, due 11/01/2006,
repurchase price $147,884 (g)^	$147,862	$147,862

TOTAL REPURCHASE AGREEMENTS (Cost $147,862)		147,862

Total Investments (Cost $9,397,968) - 96.77%+		$9,650,805

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short
Long/Short Equity Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited)

	Shares or Principal Amount	Value

COMMON STOCK
Abraxis Bioscience, Inc. (a)	8,600	$227,040
Adams Respiratory Therapeutics (a)	4,400	189,640
Adolor Corp. (a)	8,400	115,164
Albany Molecular Research, Inc. (a)	5,400	64,314
Alexion Pharmaceuticals, Inc. (a)	4,400	164,384
Alkermes, Inc. (a)	10,300	173,040
Angiotech Pharmaceuticals, Inc. (a)(b)	5,800	55,100
Array BioPharma, Inc. (a)	3,500	34,370
Axcan Pharma, Inc. (a)(b)	9,500	139,840
Barrier Therapeutics, Inc. (a)	3,700	26,011
BioCryst Pharmaceuticals, Inc. (a)	3,800	45,106
Bioenvision, Inc. (a)	5,300	27,242
Biogen Idec, Inc. (a)	5,500	261,800
BioMarin Pharmaceuticals, Inc. (a)	13,800	221,214
Biosite, Inc. (a)	2,000	91,860
BioVeris Corp. (a)	3,700	35,557
Cardiome Pharmaceutical Corp. (a)(b)	7,700	88,627
Cephalon, Inc. (a)	3,300	231,594
Cerus Corp. (a)	3,600	25,920
Columbia Labs, Inc. (a)	6,400	28,480
Cotherix, Inc. (a)	4,100	30,750
Cubist Pharmaceuticals, Inc. (a)	8,500	189,295
Cypress Bioscience, Inc. (a)	4,900	38,612
Cytokinetics, Inc. (a)	4,800	34,992
Dendreon Corp. (a)	9,600	48,384
Depomed, Inc. (a)	4,900	21,266
Digene Corp. (a)	4,400	204,292
Diversa Corp. (a)	6,400	59,584
Draxis Health, Inc. (a)(b)	5,000	22,400
Endo Pharmaceuticals Holdings, Inc. (a)	7,500	214,050
Enzon Pharmaceuticals, Inc. (a)	7,500	64,200
Flamel Technologies ADR (a)	3,500	86,870
Genomic Health, Inc. (a)	3,400	55,420
Geron Corp. (a)	11,100	89,022
GTX, Inc. (a)	4,300	47,859
Harvard Bioscience, Inc. (a)	3,300	16,863
Hi-tech Pharmacal, Inc. (a)	1,600	24,128
Human Genome Sciences, Inc. (a)	9,400	125,490
Illumina, Inc. (a)	5,600	246,176
Incyte Corp. (a)	12,800	60,928
Indevus Pharmaceuticals, Inc. (a)	6,400	43,712
Inspire Pharmaceuticals, Inc. (a)	8,600	45,924
InterMune, Inc. (a)	6,900	152,490
Invitrogen Corp. (a)	3,000	174,030
Kos Pharmaceuticals, Inc. (a)	5,100	253,725
Kosan Biosciences, Inc. (a)	4,300	16,899
Lexicon Genetics, Inc. (a)	8,400	33,516
Lifecell Corp. (a)	4,100	96,063
Luminex Corp. (a)	3,300	53,196

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short
Long/Short Equity Healthcare/Biotech-1 Portfolio
Schedule of Securities Sold Short
October 31, 2006 (Unaudited) (continued)

	Shares or Principal Amount	Value

Matrixx Initiatives, Inc. (a)	1,200	$26,292
Medarex, Inc. (a)	18,600	240,312
Medicines Co. (a)	4,900	127,204
Medimmune, Inc. (a)	7,200	230,688
MGI Pharma, Inc. (a)	8,700	165,561
Millennium Pharmaceuticals, Inc. (a)	16,500	193,050
Monogram Biosciences, Inc. (a)	$17,700	32,214
Nastech Pharmaceutical Co., Inc. (a)	2,900	51,011
Neopharm, Inc. (a)	3,400	24,616
Neurocrine Biosciences, Inc. (a)	2,800	32,340
Noven Pharmaceuticals, Inc. (a)	2,600	57,746
NPS Pharmaceuticals, Inc. (a)	5,600	26,432
Nuvelo, Inc. (a)	6,400	118,016
Onyx Pharmaceuticals, Inc. (a)	7,600	142,728
OSI Pharmaceuticals, Inc. (a)	5,800	222,024
Pain Therapeutics, Inc. (a)	4,700	39,292
Penwest Pharmaceuticals Co. (a)	2,700	47,844
Perrigo Co.	12,100	216,469
Pharmion Corp. (a)	4,800	117,360
Pozen, Inc. (a)	4,000	66,520
Qiagen N.V. (a)(b)	11,900	188,139
Rigel Pharmaceuticals, Inc. (a)	3,600	39,852
Salix Pharmaceuticals, Ltd. (a)	6,800	90,644
Sciele Pharmaceuticals, Inc. (a)	5,100	111,231
Seattle Genetics, Inc. (a)	6,400	33,920
Shire Pharmaceuticals Plc ADR	4,700	257,795
SuperGen, Inc. (a)	7,400	41,958
Tanox, Inc. (a)	8,000	107,440
Techne Corp. (a)	3,500	195,580
Teva Pharmaceutical Industries, Ltd. ADR	7,000	230,790
Third Wave Technologies, Inc. (a)	5,700	23,028
Trimeris, Inc. (a)	4,200	32,004
United Therapeutics Corp. (a)	3,500	209,475
Viacell, Inc. (a)	4,800	23,040

TOTAL COMMON STOCK (Proceeds $7,824,690)		8,559,054

TOTAL SECURITIES SOLD SHORT (Proceeds $7,824,690)		$8,559,054

The accompanying notes are an integral part of these financial statements.

Footnotes
October 31, 2006 (Unaudited)

The following footnotes pertain to the Schedules of Investments:

ADR	American Depository Receipt.
(a)	Non-income Producing.
(b)	Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
(c)	Foreign Issued Securities.
(d)	Defaulted Security.
(e)	Callable only if stock price equals predetermined price. As of October 31, 2006, bond is not callable.
(f)	Convertible features based on predetermined criteria. As of October 31, 2006, none of the bonds have exercised their conversion features.
(g)	Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^	All or a portion of the shares have been committed as collateral for open short positions.
(+)	Percentages are stated as a percent of net assets.

The following footnotes pertain to the Schedules of Securities Sold Short:

ADR	American Depository Receipt.
(a)	Non-income Producing.
(b)	Foreign Issued Securities.
(c)	Defaulted.
(d)	Callable only if stock price equals predetermined price. As of October 31, 2006, bond is not callable.
(e)	Restricted.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Convertible Bond Arbitrage-1 Portfolio	Fixed Income Arbitrage-1 Portfolio
Assets:
Investments, at value (cost $24,502,113, $39,769,201)	$25,346,611	$39,575,517
Cash	13,828	49,375
Receivables from brokers for proceeds on securities sold short	509,085	134,025
Receivable for investments sold	1,396,469	2,999
Dividends and interest receivable	166,591	344,745
Deposits for short sales	12,576,630	-
Other receivables	16,319	-
Receivable for swap contracts	-	1,309,699
Total Assets	40,025,533	41,416,360

Liabilities:
Securities sold short, at value (proceeds $12,196,333, $1,330,899)	12,480,547	1,313,536
Written option contracts, at value (premiums received $0, $24,574)	-	21,656
Short-term borrowing on credit facility	5,000,000	-
Payable for investments purchased	800,301	-
Credit at broker for cover short sales	121,555	-
Payable to Adviser	45,514	83,444
Accrued expenses and other liabilities	35,969	299,084
Total Liabilities	18,483,886	1,717,720

Net Assets	$21,541,647	$39,698,640

Net Assets Consist of:
Shares of beneficial interest	$20,511,928	$38,427,934
Undistributed net investment income	70,121	996,990
Accumulated net realized gain (loss) on investments sold,
securities sold short, future and swap contracts and written option contracts	399,314	(1,078,021)
Net unrealized appreciation (depreciation) on:
Investments	844,498	(193,684)
Short positions	(284,214)	17,363
Future and swap contracts	-	1,525,140
Written option contracts	-	2,918
Total Net Assets	$21,541,647	$39,698,640

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,123,134	3,711,187

Net asset value, offering and redemption price per share	$10.15	$10.70

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Merger Arbitrage-1 Portfolio	Long/Short Equity Earning Revision-1 Portfolio
Assets:
Investments, at value (cost $26,884,183, $22,798,646)	$27,911,848	$27,736,797
Foreign Currency Contracts, at value (cost $161,760, 0)	164,716	-
Cash	37	-
Receivables from brokers for proceeds on securities sold short	-	1,102,414
Receivable for investments sold	65,708	208,307
Dividends and interest receivable	27,712	3,503
Deposit for short sales	-	27,770,367
Other receivables	77	38,201
Total Assets	28,170,098	56,859,589

Liabilities:
Securities sold short, at value (proceeds $0, $28,167,031)	-	27,199,889
Foreign Currency Contracts, at value (proceeds $47, 0)	47	-
Short-term borrowing on credit facility	4,230,150	-
Payable for investments purchased	615,976	209,845
Credit at broker for cover short sales	-	1,034,273
Payable to Adviser	48,667	60,564
Accrued expenses and other liabilities	32,463	12,112
Total Liabilities	4,927,303	28,516,683

Net Assets	$23,242,795	$28,342,906

Net Assets Consist of:
Shares of beneficial interest	$21,922,738	$22,563,822
Undistributed (accumulated) net investment income (loss)	(131,535)	27,648
Accumulated net realized gain (loss) on investments sold,
foreign currency contracts and securities sold short	420,971	(153,857)
Net unrealized appreciation (depreciation) on:
Investments	1,027,665	4,938,151
Foreign currency contracts	2,956	-
Short positions	-	967,142
Total Net Assets	$23,242,795	$28,342,906

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,270,467	2,775,269

Net asset value, offering and redemption price per share	$10.24	$10.21

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity Deep Discount Value-1 Portfolio
Assets:
Unaffiliated issuers (cost $22,948,662, $26,994,308)	$26,964,235	$27,431,116
Affiliated issuers (cost $0, $716,613)	-	346,940
Cash	-	107
Receivables from brokers for proceeds on securities sold short	-	335,423
Receivable for investments sold	-	1,537,121
Dividends and interest receivable		10,769
Deposits for short sales	26,798,393	5,312,173
Other receivables	36,592	6,308
Total Assets	53,799,220	34,979,957

Liabilities:
Securities sold short, at value (proceeds $25,471,894, $4,549,469)	26,213,504	4,662,501
Written option contracts, at value (premiums received $0, $465,423)	-	257,886
Short-term borrowing on credit facility	395,150	1,662,650
Payable for investments purchased	-	2,340,715
Credit at broker for cover short sales	-	822,680
Payable to Adviser	57,824	52,709
Accrued expenses and other liabilities	27,648	19,568
Total Liabilities	26,694,126	9,818,709

Net Assets	$27,105,094	$25,161,248

Net Assets Consist of:
Shares of beneficial interest	$21,637,690	$26,500,117
Undistributed (accumulated) net investment income (loss)	16,458	(129,590)
Accumulated net realized gain (loss) on investments sold,
securities sold short and written option contracts	2,176,983	(1,370,919)
Net unrealized appreciation (depreciation) on:
Investments	4,015,573	67,135
Short positions	(741,610)	(113,032)
Written option contracts	-	207,537
Total Net Assets	$27,105,094	$25,161,248

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,889,363	3,102,911

Net asset value, offering and redemption price per share	$9.38	$8.11

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Long/Short Equity International-1 Portfolio	Long/Short Equity-Global-1 Portfolio
Assets:
Investments, at value (cost $19,158,716, $16,624,023)	$19,792,479	$17,388,644
Foreign Currency Contracts, at value (cost $0, $1,026,025)	-	1,025,045
Receivables from brokers for proceeds on securities sold short	746,689	-
Receivable for investments sold	1,770,613	1,984,949
Dividends and interest receivable	-	30,429
Deposit for Short Sales	13,006,852	-
Other receivables	16,991	-
Total Assets	35,333,624	20,429,067

Liabilities:
Securities sold short, at value (proceeds $10,841,531, $0)	11,503,656	-
Short-term borrowing on credit facility	1,677,650	5,060,150
Due to custodian		472,350
Payable for investments purchased	430,285	-
Credit at broker for cover short sales	2,009,667	-
Payable to Adviser	41,942	26,694
Accrued expenses and other liabilities	44,070	1,789,719
Total Liabilities	15,707,270	7,348,913

Net Assets	$19,626,354	$13,080,154

Net Assets Consist of:
Shares of beneficial interest	$19,510,885	$11,232,915
Accumulated net investment loss	(175,173)	(40,435)
Accumulated net realized gain (loss) on investments sold,
foreign currency contracts and securities sold short	319,004	1,124,051
Net unrealized appreciation (depreciation) on:
Investments	633,763	764,603
Foreign currency contracts	-	(980)
Short positions	(662,125)	-
Total Net Assets	$19,626,354	$13,080,154

Shares outstanding (unlimited shares authorized, $0.001 par value)	2,024,751	1,363,615

Net asset value, offering and redemption price per share	$9.69	$9.59

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Distressed Securities & Special Situations- 1 Portfolio	Long/Short Equity REIT-1 Portfolio
Assets:
Investments, at value (cost $60,085,413, $23,286,283)	$63,923,121	$24,738,671
Receivables from brokers for proceeds on securities sold short	-	1,431,650
Receivable for investments sold	916,259	1,229,554
Dividends and interest receivable	526,712	54,872
Deposits for short sales	5,066,705	26,265,187
Other receivables	1,516	29,451
Total Assets	70,434,313	53,749,385

Liabilities:
Securities sold short, at value (proceeds $4,720,052, $22,327,034)	4,808,118	23,622,693
Foreign currency contracts, at value (proceeds $649,435, $0)	658,926	-
Written option contracts, at value (premiums received $67,246, $0)	11,700	-
Short-term borrowing on credit facility	7,375,500	-
Due to custodian	1,002,500
Payable for investments purchased	1,345,728	1,114,282
Credit at broker for cover short sales	-	1,894,895
Payable to Adviser	115,334	57,679
Accrued expenses and other liabilities	62,035	11,536
Total Liabilities	15,379,841	26,701,085

Net Assets	$55,054,472	$27,048,300

Net Assets Consist of:
Shares of beneficial interest	$49,295,892	$26,510,848
Undistributed (accumulated) net investment income (loss)	(87,152)	62,877
Accumulated net realized gain (loss) on investments sold, foreign
currency contracts, securities sold short and written option contracts	2,050,035	317,846
Net unrealized appreciation (depreciation) on:
Investments	3,837,708	1,452,388
Foreign Currency Contracts	(9,491)	-
Short positions	(88,066)	(1,295,659)
Written option contracts	55,546	-
Total Net Assets	$55,054,472	$27,048,300

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,756,678	2,637,466

Net asset value, offering and redemption price per share	$9.56	$10.26

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Assets and Liabilities
October 31, 2006 (Unaudited)

	Global Hedged Income-1 Portfolio	Long/Short Equity Healthcare/Biotech-1 Portfolio
Assets:
Investments, at value (cost $15,337,486, $9,397,968)	$15,485,181	$9,650,805
Receivables from brokers for proceeds on securities sold short	-	136,621
Receivable for investments sold	-	527,046
Dividends and interest receivable	155,008	3,563
Deposits for short sales	2,992,611	8,993,529
Other receivables	3,967	11,138
Total Assets	18,636,767	19,322,702

Liabilities:
Securities sold short, at value (proceeds $1,938,722, $7,824,690)	1,934,927	8,559,054
Foreign Currency Contracts (proceeds $2,318, $0)	2,351	-
Short-term borrowing on credit facility	1,698,750	-
Payable for investments purchased	1,375,000	765,055
Payable to Adviser	28,734	21,138
Accrued expenses and other liabilities	14,874	4,227
Total Liabilities	5,054,636	9,349,474

Net Assets	$13,582,131	$9,973,228

Net Assets Consist of:
Shares of beneficial interest	$13,415,307	$10,003,729
Undistributed net investment income	97,513	15,145
Accumulated net realized gain (loss) on investments sold
foreign currency contracts and securities sold short	(82,146)	435,881
Net unrealized appreciation (depreciation) on:
Investments	147,695	252,837
Foreign currency contracts	(33)	-
Short positions	3,795	(734,364)
Total Net Assets	$13,582,131	$9,973,228

Shares outstanding (unlimited shares authorized, $0.001 par value)	1,341,496	1,000,375

Net asset value, offering and redemption price per share	$10.12	$9.97

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended October 31, 2006 (Unaudited)	Convertible Bond Arbitrage-1 Portfolio	Fixed Income Arbitrage-1 Portfolio
Investment Income:
Dividend income on long positions	$18,317	$-
Interest income	286,991	1,558,958
Other Income	197,003	(79,990)
Total Investment Income	502,311	1,478,968

Expenses:
Investment advisory fees	231,553	411,784
Operating services fees	46,311	82,356
Total operating expenses before interest expense and
dividends on short positions	277,864	494,140
Interest expense on credit facility	156,331	-
Dividends on short positions	7,501	-
Total Expenses	441,696	494,140
Expense Reimbursement By Advisor	(9,506)	(12,162)

Net Expenses	432,190	481,978

Net Investment Income	70,121	996,990

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	405,458	(76,708)
Short positions	(6,144)	-
Future and swap contracts	-	(1,001,084)
Written option contracts	-	(229)
Net Realized Gain (Loss) on Investments, Short Positions,
Future and Swap Contracts and Written Option Contracts	399,314	(1,078,021)
Change in unrealized appreciation (depreciation) on:
Investments	844,498	(193,684)
Short positions	(284,214)	17,363
Future and swap contracts	-	1,525,140
Written option contracts	-	2,918
Net Unrealized Gain (Loss) on Investments, Short Positions,
Future and Swap Contracts and Written Option Contracts	560,284	1,351,737
Net Realized and Unrealized Gain (Loss) on Investments, Short
Positions, Future and Swap Contracts and Written Option Contracts	959,598	273,716

Net Increase in Net Assets Resulting from Operations	$1,029,719	$1,270,706

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Statement of Operations

For the Six Months Ended October 31, 2006 (Unaudited)	Merger Arbitrage-1 Portfolio	Long/Short Equity Earning Revision-1 Portfolio
Investment Income:
Dividend income on long positions	$191,500	$131,024
Interest income	56,620	33,117
Other Income	4,829	632,704
Total Investment Income	252,949	796,845

Expenses:
Investment advisory fees	235,533	356,248
Operating services fees	47,107	71,250
Total operating expenses before interest expense and
dividends on short positions	282,640	427,498
Interest expense on credit facility	136,565	-
Dividends on short positions	-	152,982
Total Expenses	419,205	580,480
Expense Reimbursement By Advisor	(34,721)	(11,283)

Net Expenses	384,484	569,197

Net Investment Income (Loss)	(131,535)	227,648

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	621,814	25,381
Foreign Currency Contracts	(843)
Short positions	-	(179,238)
Net Realized Gain (Loss) on Investments, Foreign
Currency Contracts and Short Positions	620,971	(153,857)
Change in unrealized appreciation (depreciation) on:
Investments	1,027,665	4,938,151
Foreign Currency Contracts	2,956	-
Short positions	-	967,142
Net Unrealized Gain (Loss) on Investments, Foreign
Currency Contracts and Short Positions	1,030,621	5,905,293
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign Currency Contracts and Short Positions	1,651,592	5,751,436

Net Increase in Net Assets Resulting from Operations	$1,520,057	$5,979,084

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity Deep Discount Value-1 Portfolio
Investment Income:
Dividend income on long positions	$98,111	$50,381
Interest income	38,667	74,524
Other Income	635,480	91,454
Total Investment Income	772,258	216,359

Expenses:
Investment advisory fees	346,763	203,267
Operating services fees	69,353	40,653
Total operating expenses before interest expense and
dividends on short positions	416,116	243,920
Interest expense	17,210	57,558
Dividends on short positions	136,939	51,908
Total Expenses	570,265	353,386
Expense Reimbursement By Advisor	(14,465)	(7,437)

Net Expenses	555,800	345,949

Net Investment Income (Loss)	216,458	(129,590)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	1,809,773	(808,439)
Short positions	367,210	(1,005,760)
Written option contracts		443,280
Net Realized Gain (Loss) on Investments, Short Positions
and Written Option Contracts	2,176,983	(1,370,919)
Change in unrealized appreciation (depreciation) on:
Investments	4,015,573	67,135
Short positions	(741,610)	(113,032)
Written option contracts		207,537
Net Unrealized Gain (Loss) on Investments, Short Positions
and Written Option Contracts	3,273,963	161,640
Net Realized and Unrealized Gain (Loss) on Investments, Short
Positions and Written Option Contracts	5,450,946	(1,209,279)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,667,404	$(1,338,869)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity International-1 Portfolio	Long/Short Equity-Global-1 Portfolio
Investment Income:
Dividend income on long positions	$32,050	$131,364
Interest income	155,181	163,146
Other Income	233,269	(24,774)
Total Investment Income	420,500	269,736

Expenses:
Investment advisory fees	236,623	188,806
Operating services fees	47,325	37,761
Total operating expenses before interest expense and
dividends on short positions	283,948	226,567
Interest expense on credit facility	57,568	74,884
Dividends on short positions	262,445	14,875
Total Expenses	603,961	316,326
Expense Reimbursement By Advisor	(8,288)	(6,155)

Net Expenses	595,673	310,171

Net Investment Loss	(175,173)	(40,435)

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	536,976	340,502
Foreign currency contracts	-	86,533
Short positions	(217,972)	697,016
Net Realized Gain on Investments, Foreign Currency
Contracts and Short Positions	319,004	1,124,051
Change in unrealized appreciation (depreciation) on:
Investments	633,763	764,603
Foreign Currency Contracts		(980)
Short positions	(662,125)	-
Net Unrealized Gain (Loss) on Investments, Foreign
Currency Contracts and Short Positions	(28,362)	763,623
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign Currency Contracts and Short Positions	290,642	1,887,674

Net Increase in Net Assets Resulting from Operations	$115,469	$1,847,239

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For Six Months Ended October 31, 2006 (Unaudited)	Distressed Securities & Special Situations- 1 Portfolio	Long/Short Equity REIT-1 Portfolio
Investment Income:
Dividend income on long positions	$114,577	$394,151
Interest income	860,288	118,729
Other Income	(67,540)	472,418
Total Investment Income	907,325	985,298

Expenses:
Investment advisory fees	612,163	296,138
Operating services fees	122,432	59,228
Total operating expenses before interest expense and
dividends on short positions	734,595	355,366
Interest expense on credit facility	244,292	-
Dividends on short positions	35,510	577,736
Total Expenses	1,014,397	933,102
Expense Reimbursement By Advisor	(19,920)	(10,681)

Net Expenses	994,477	922,421

Net Investment Income (Loss)	(87,152)	62,877

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	2,441,739	1,814,566
Foreign Currency Contracts	38,733	-
Short positions	(82,963)	(1,496,720)
Written option contracts	52,526	-
Net Realized Gain on Investments, Foreign Currency Contracts,
Short Positions and Written Option Contracts	2,450,035	317,846
Change in unrealized appreciation (depreciation) on:
Investments	3,837,708	1,452,388
Foreign Currency Contracts	(9,491)	-
Short positions	(88,066)	(1,295,659)
Written option contracts	55,546	-
Net Unrealized Gain (Loss) on Investments, Foreign
Currency Contracts, Short Positions and
Written Option Contracts	3,795,697	156,729
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign Currency Contracts, Short Positions and
Written Option Contracts	6,245,732	474,575

Net Increase in Net Assets Resulting from Operations	$6,158,580	$537,452

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Operations

For the Six Months Ended October 31, 2006 (Unaudited)	Global Hedged Income-1 Portfolio	Long/Short Equity Healthcare/Biotech-1 Portfolio
Investment Income:
Dividend income on long positions	$-	$2,090
Interest income	351,890	6,317
Other Income	16,199	35,833
Total Investment Income	368,089	44,240

Expenses:
Investment advisory fees	146,208	24,545
Operating services fees	29,242	4,909
Total operating expenses before interest expense and
dividends on short positions	175,450	29,454
Interest expense on credit facility	51,371	-
Total Expenses	226,821	29,454
Expense Reimbursement By Advisor	(6,245)	(359)

Net Expenses	220,576	29,095

Net Investment Income	147,513	15,145

Realized and Unrealized Gain (Loss) on Investments:
Realized gain (loss) on:
Investments	(43,215)	561,342
Foreign Currency Contracts	(5,906)	-
Short positions	(33,025)	(125,461)
Net Realized Gain (Loss) on Investments, Foreign Currency
Contracts and Short Positions	(82,146)	435,881
Change in unrealized appreciation (depreciation) on:
Investments	147,695	252,837
Foreign Currency Contracts	(33)	-
Short positions	3,795	(734,364)
Net Unrealized Gain (Loss) on Investments, Foreign
Currency Contracts and Short Positions	151,457	(481,527)
Net Realized and Unrealized Gain (Loss) on Investments,
Foreign Currency Contracts and Short Positions	69,311	(45,646)

Net Increase (Decrease) in Net Assets Resulting from Operations	$216,824	$(30,501)

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Statement of Changes in Net Assets

For the Six Months Ended October 31, 2006 (Unaudited)	Convertible Bond Arbitrage-1 Portfolio	Fixed Income Arbitrage-1 Portfolio

Operations:
Net investment income (loss)	$70,121	$996,990
Net realized gain (loss) on Investments, Short Positions
Future and Swap Contracts and Written Option Contracts	399,314	(1,078,021)
Change in unrealized appreciation (depreciation) on Investments,
Short Positions, Future and Swap Contracts and
Written Option Contracts	560,284	1,351,737
Net Increase in Net Assets Resulting from Operations	1,029,719	1,270,706

Capital Share Transactions:
Proceeds from shares sold	5,097,629	10,181,443
Capital shares due to reorganization	15,414,299	28,246,491
Net Increase in Net Assets from Capital Share Transactions	20,511,928	38,427,934

Total Increase in Net Assets	21,541,647	39,698,640

Net Assets:
Beginning of period	-	-
End of period*	$21,541,647	$39,698,640

*Including undistributed net investment income	$70,121	$996,990

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Statement of Changes in Net Assets

For the Six Months Ended October 31, 2006 (Unaudited)	Merger Arbitrage-1 Portfolio	Long/Short Equity Earning Revision-1 Portfolio

Operations:
Net investment income (loss)	$(131,535)	$227,648
Net realized gain (loss) on Investments, Foreign Currency
Contracts and Short Positions	620,971	(153,857)
Change in unrealized appreciation (depreciation) on Investments,
Foreign Currency Contracts and Short Positions	1,030,621	5,905,293
Net Increase in Net Assets Resulting from Operations	1,520,057	5,979,084

Dividends and Distributions to Shareholders:
Net investment income	-	(200,000)
Net realized gain on security transactions	(200,000)	-
Total Dividends and Distributions	(200,000)	(200,000)

Capital Share Transactions:
Proceeds from shares sold	6,048,521	137,633
Proceeds from shares issued to holders in
reinvestment of dividends	-	200,000
Capital shares due to reorganization	15,874,217	22,226,189
Net Increase in Net Assets from Capital Share Transactions	21,922,738	22,563,822

Total Increase in Net Assets	23,242,795	28,342,906

Net Assets:
Beginning of period	-	-
End of period*	$23,242,795	$28,342,906

* Including undistributed (accumulated) net investment income (loss)	$(131,535)	$27,648

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity Deep Discount Value-1 Portfolio

Operations:
Net investment income (loss)	$216,458	$(129,590)
Net realized gain (loss) on Investments, Short Positions
and Written Option Contracts	2,176,983	(1,370,919)
Change in unrealized appreciation (depreciation) on Investments,
Short Positions and Written Option Contracts	3,273,963	161,640
Net Increase (Decrease) in Net Assets Resulting from Operations	5,667,404	(1,338,869)

Dividends and Distributions to Shareholders:
Net investment income	(200,000)	-
Total Dividends and Distributions	(200,000)	-

Capital Share Transactions:
Proceeds from shares sold	1,005,637	15,943,038
Proceeds from shares issued to holders in
reinvestment of dividends	200,000	-
Capital shares due to reorganization	20,432,053	10,557,079
Net Increase in Net Assets from Capital Share Transactions	21,637,690	26,500,117

Total Increase in Net Assets	27,105,094	25,161,248

Net Assets:
Beginning of period	-	-
End of period*	$27,105,094	$25,161,248

* Including undistributed (accumulated) net investment income (loss)	$16,458	$(129,590)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity International-1 Portfolio	Long/Short Equity-Global-1 Portfolio

Operations:
Net investment loss	$(175,173)	$(40,435)
Net realized gain on Investments, Foreign Currency Contracts
and Short Positions	319,004	1,124,051
Change in unrealized appreciation (depreciation) on Investments,
Foreign Currency Contracts and Short Positions	(28,362)	763,623
Net Increase (Decrease) in Net Assets Resulting from Operations	115,469	1,847,239

Capital Share Transactions:
Proceeds from shares sold	7,918,811	951,078
Cost of shares redeemed		(4,700,000)
Capital shares due to reorganization	11,592,074	14,981,837
Net Increase in Net Assets from Capital Share Transactions	19,510,885	11,232,915

Total Increase in Net Assets	19,626,354	13,080,154

Net Assets:
Beginning of period	-	-
End of period*	$19,626,354	$13,080,154

* Including accumulated net investment loss	$(175,173)	$(40,435)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

For Six Months Ended October 31, 2006 (Unaudited)	Distressed Securities & Special Situations- 1 Portfolio	Long/Short Equity REIT-1 Portfolio

Operations:
Net investment income (loss)	$(87,152)	$62,877
Net realized gain on Investments, Foreign Currency
Contracts, Short Positions and Written Option Contracts	2,450,035	317,846
Change in unrealized appreciation (depreciation) on Investments,
Foreign Currency Contracts, Short Positions and
Written Option Contracts	3,795,697	156,729
Net Increase in Net Assets Resulting from Operations	6,158,580	537,452

Dividends and Distributions to Shareholders:
Net realized gain on security transactions	(400,000)	-
Total Dividends and Distributions	(400,000)	-

Capital Share Transactions:
from shares sold	15,364,148	12,131,387
Proceeds from shares issued to holders in
reinvestment of dividends	400,000	-
Capital shares due to reorganization	33,531,744	14,379,461
Net Increase in Net Assets from Capital Share Transactions	49,295,892	26,510,848

Total Increase in Net Assets	55,054,472	27,048,300

Net Assets:
Beginning of period	-	-
End of period*	$55,054,472	$27,048,300

* Including accumulated (undistributed) net investment income (loss)	$(87,152)	$62,877

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Changes in Net Assets

For the Six Months Ended October 31, 2006 (Unaudited)	Global Hedged Income-1 Portfolio	Long/Short Equity Healthcare/Biotech-1 Portfolio

Operations:
Net investment income	$147,513	$15,145
Net realized gain (loss) on Investments, Foreign Currency
Contracts and Short Positions	(82,146)	435,881
Change in unrealized appreciation on Investments,
Foreign Currency Contracts and Short Positions	151,457	(481,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	216,824	(30,501)

Dividends and Distributions to Shareholders:
Net investment income	(50,000)	-
Total Dividends and Distributions	(50,000)	-

Capital Share Transactions:
Proceeds from shares sold	13,415,307	10,003,729
Net Increase in Net Assets from Capital Share Transactions	13,415,307	10,003,729

Total Increase in Net Assets	13,582,131	9,973,228

Net Assets:
Beginning of period	-	-
End of period*	$13,582,131	$9,973,228

* Including undistributed net investment income	$97,513	$15,145

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Convertible Bond Arbitrage-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$5,097,629

Cash provided by capital share transactions	5,097,629
Cash provided by short term borrowing on credit facility	5,000,000
		$10,097,629
Cash Provided by (Used in) Operations:
Purchases of investments	(183,739,650)
Proceeds from sales of investments	181,264,538
	(2,475,112)

Increase in deposit at brokers for short sales	(12,576,630)
Net investment income	70,121
Net change in receivables / payables related to reorganization	4,999,247
Net change in receivables / payables related to operations	(101,427)
	(7,608,689)
		(10,083,801)

Net change in cash		13,828
Cash, beginning of period		-
Cash, end of period		$13,828

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$159,969

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Merger Arbitrage-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$6,048,521

Cash provided by capital share transactions	6,048,521
Cash provided by short term borrowing on credit facility	4,230,150
		$10,278,671
Cash Provided by (Used in) Operations:
Purchases of investments	(297,597,763)
Proceeds from sales of investments	292,922,397
	(4,675,366)

Net investment loss	(131,535)
Net change in receivables / payables related to reorganization	(5,525,074)
Net change in receivables / payables related to operations	53,341
	(5,603,268)
		(10,278,634)

Net change in cash		37
Cash, beginning of period		-
Cash, end of period		$37

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$140,146
Non-cash financing activities include reinvestment of dividends	200,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Long/Short Equity Momentum-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$1,005,637

Cash provided by capital share transactions	1,005,637
Cash provided by short term borrowing on credit facility	395,150
		$1,400,787
Cash Provided by (Used in) Operations:
Purchases of investments	(236,249,905)
Proceeds from sales of investments	234,941,989
	(1,307,916)

Increase in deposit at brokers for short sales	(26,798,393)
Net investment income	216,459
Net change in receivables / payables related to reorganization	26,440,183
Net change in receivables / payables related to operations	48,880
	(92,871)
		(1,400,787)

Net change in cash		-
Cash, beginning of period		-
Cash, end of period		$-

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$18,056
Non-cash financing activities include reinvestment of dividends	50,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Long/Short Equity Deep Discount Value-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$15,943,038

Cash provided by capital share transactions	15,943,038
Cash provided by short term borrowing on credit facility	1,662,650
		$17,605,688
Cash Provided by (Used in) Operations:
Purchases of investments	(426,358,397)
Proceeds from sales of investments	411,651,463
	(14,706,934)

Increase in deposit at brokers for short sales	(5,312,173)
Net investment loss	(129,590)
Net change in receivables / payables related to reorganization	2,487,916
Net change in receivables / payables related to operations	55,200
	(2,898,647)
		(17,605,581)

Net change in cash		107
Cash, beginning of period		-
Cash, end of period		$107

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$59,223
Non-cash financing activities include reinvestment of dividends	200,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Long/Short Equity International-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$7,918,811

Cash provided by capital share transactions	7,918,811
Cash provided by short term borrowing on credit facility	1,677,650
		$9,596,461
Cash Provided by (Used in) Operations:
Purchases of investments	(758,189,955)
Proceeds from sales of investments	752,284,259
	(5,905,696)

Increase in deposit at brokers for short sales	(13,006,852)
Net investment loss	(175,173)
Net change in receivables / payables related to reorganization	9,422,239
Net change in receivables / payables related to operations	69,021
	(3,690,765)
		(9,596,461)

Net change in cash		-
Cash, beginning of period		-
Cash, end of period		$-

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$59,035

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Long/Short Equity Global-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$951,078
Cost of shares redeemed	(4,700,000)

Cash provided by capital share transactions	(3,748,922)
Cash provided by short term borrowing on credit facility	5,060,150
		$1,311,228
Cash Provided by (Used in) Operations:
Purchases of investments	(803,700,687)
Proceeds from sales of investments	788,836,406
	(14,864,281)

Increase in deposit at brokers for short sales	1,754,270
Net investment loss	(40,435)
Net change in receivables / payables related to reorganization	11,335,154
Net change in receivables / payables related to operations	504,064
	13,553,053
		(1,311,228)

Net change in cash		-
Cash, beginning of period		-
Cash, end of period		$-

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$76,086

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Distressed Securities & Special Situations-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$15,364,148

Cash provided by capital share transactions	15,364,148
Cash provided by short term borrowing on credit facility	7,375,500
		$22,739,648
Cash Provided by (Used in) Operations:
Purchases of investments	(738,660,631)
Proceeds from sales of investments	722,837,091
	(15,823,540)

Increase in deposit at brokers for short sales	(5,066,705)
Net investment loss	(87,152)
Net change in receivables / payables related to reorganization	(2,587,382)
Net change in receivables / payables related to operations	825,131
	(6,916,108)
		(22,739,648)

Net change in cash		-
Cash, beginning of period		-
Cash, end of period		$-

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$245,504
Non-cash financing activities include reinvestment of dividends	400,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statement of Cash Flows
Six Months Ended October 31, 2006 (Unaudited)

Global Hedged Income-1 Portfolio

Cash Provided by Financing Activities:
Proceeds from shares sold	$13,415,307

Cash provided by capital share transactions	13,415,307
Cash provided by short term borrowing on credit facility	1,698,750
		$15,114,057
Cash Provided by (Used in) Operations:

Purchases of investments	(1,152,091,704)
Proceeds from sales of investments	1,139,938,112
	(12,153,592)

Increase in deposit at brokers for short sales	(2,992,611)
Net investment income	147,513
Net change in receivables / payables related to operations	(115,367)
	(2,960,465)
		(15,114,057)

Net change in cash		-
Cash, beginning of period		-
Cash, end of period		$-

Supplemental Information:
Cash paid for interest on short term borrowing on credit facility	$51,498
Non-cash financing activities include reinvestment of dividends	50,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited)

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (together, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of October 31, 2006, the UFT consisted of the following Portfolios: Convertible Bond Arbitrage-1, Fixed Income Arbitrage-1, Merger Arbitrage-1, Long/Short Equity—Earning Revision-1, Long/Short Equity—Momentum-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—International-1, Long/Short Equity—Global-1, Long/Short Equity—REIT-1, Distressed Securities & Special Situations-1, Global Hedged Income-1 and the Long/Short Equity—Healthcare/Biotech-1 Portfolio. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
For the six month period ended October 31, 2006 for Alpha and Beta Funds, the average investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
Convertible Bond Arbitrage-1 Portfolio	100.00%	0.00%
Fixed Income Arbitrage-1 Portfolio	100.00	0.00
Merger Arbitrage-1 Portfolio	96.56	3.44
Long/Short Equity—Earning Revision-1 Portfolio	100.00	0.00
Long/Short Equity—Momentum-1 Portfolio	97.01	2.99
Long/Short Equity—Deep Discount Value-1 Portfolio	96.93	3.07
Long/Short Equity—International-1 Portfolio	95.93	4.07
Long/Short Equity—Global-1 Portfolio	93.21	6.79
Long/Short Equity—REIT-1 Portfolio	100.00	0.00
Distressed Securities & Special Situations-1 Portfolio	97.12	2.88
Global Hedged Income-1 Portfolio	94.00	6.00
Long/Short Equity—Healthcare/Biotech-1 Portfolio	100.00	0.00

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Convertible Bond Arbitrage-1 Portfolio

Investment Objective
The Convertible Bond Arbitrage-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest in both long and short securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Fixed Income Arbitrage-1 Portfolio

Investment Objective
The Fixed Income Arbitrage-1 Portfolio seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Merger Arbitrage-1 Portfolio

Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to t h e capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

The Long/Short Equity—Earning Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Long/Short Equity—Momentum-1 Portfolio

Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of i n vestment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market n i efficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Deep Discount Value-1 Portfolio

Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading Strategies, Long/Short Equity. An Event Driven Strategy is where the Portfolio is designed to employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors and security types that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of i n vestment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Global-1 Portfolio

Investment Objective
The Long/Short Equity—Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Long/Short Equity—REIT-1 Portfolio

Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of i n vestment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Pairs Trading Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Pairs Trading Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Strategies Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in global securities and financial instruments, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types t h at have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio

Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equities of industry groups within the healthcare sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market in efficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with generally accepted accounting principles and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed n i come securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. Futures are valued at settlement price. Foreign equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

For the six months ended October 31, 2006, the following Portfolios paid an ordinary income distribution to Alpha and Beta:

	Alpha	Beta

Long/Short Equity—Earnings Revision - 1 Portfolio	$200,000	$-
Long/Short Equity—Momentum - 1 Portfolio	191,608	8,392
Global Hedged Income - 1 Portfolio	47,141	2,859

For the six months ended October 31, 2006, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

Merger Arbitrage - 1 Portfolio	$194,301	$5,699
Distressed Securities & Special Situations - 1 Portfolio	387,328	12,672

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults, and t h e value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As collateral for short positions, the Portfolios are required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily t r aded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premium amount and the number of option contracts written by the Portfolios during the six months ended October 31, 2006, were as follows:

Fixed Income Arbitrage-1 Portfolio:
	Premium Amount	Number of Contracts
Transferred to the Portfolio
as a result of April 28, 2006 reorganization	$78,654	195

Options written	896	15
Options closed	(45,106)	(152)
Options exercised	-	-
Options expired	(9,870)	(23)
Options outstanding at October 31, 2006	$24,574	35

Long/Short Equity—Deep Discount Value-1 Portfolio:

	Premium Amount	Number of Contracts
Transferred to the Portfolio
as a result of April 28, 2006 reorganization	$4,185	50
Options written	2,524,407	13,855
Options closed	(1,321,633)	(5,877)
Options exercised	(38,056)	(353)
Options expired	(703,480)	(5,105)
Options outstanding at October 31, 2006	$465,423	2,570

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

Distressed Securities & Special Situations-1 Portfolio:
	Premium Amount	Number of Contracts
Transferred to the Portfolio
as a result of April 28, 2006 reorganization	$-	-
Options written	141,968	1,054
Options closed	(31,128)	(275)
Options exercised	(12,950)	(87)
Options expired	(30,644)	(471)
Options outstanding at October 31, 2006	$67,246	221

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.

The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest i n come.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate h t e contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of t h e underlying securities.

The Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or h t e right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

On July 13, 2006, the Financial Accounting Standards Board (‘‘FASB’’) released FASB Interpretation No. 48 ‘‘Accounting for Uncertainty in Income Taxes’’ (‘‘FIN 48’’). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are ‘‘more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense n i the current year. Adoption of FIN 48 is required for the Portfolios at the first required financial statement reporting period after December 15, 2006 and is to be applied to all open tax years as of this effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe adoption of SFAS 157 will have no impact on its financial statements.

Credit Facility
Custodial Trust Company has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding. The Fixed Income Arbitrage-1 Portfolio, Long/Short Equity-Earnings Revision-1 Portfolio, Long/Short Equity-REIT-1 Portfolio, and the Long/Short Equity-Healthcare Biotech-1 Portfolio did not utilize the credit facility during the fiscal period of October 31, 2006. The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

	Outstanding Balance as of October 31, 2006	Maximum Amount Outstanding during the period May 1, 2006 through October 31, 2006	Average Daily Balance

Convertible Bond Arbitrage - 1 Portfolio	$5,000,000	$5,000,000	$5,000,000
Merger Arbitrage - 1 Portfolio	4,230,150	5,000,000	4,383,124
Long/Short Equity—M omentum - 1 Portfolio	395,150	1,250,000	567,662
Long/Short Equity—Deep Discount Value - 1 Portfolio	1,662,650	2,500,000	1,854,035
Long/Short Equity—n I ternational - 1 Portfolio	1,677,650	2,500,000	1,848,355
Long/Short Equity—Global - 1 Portfolio	5,060,150	5,103,900	2,437,363
Distressed Securities & Special Situations - 1 Portfolio	7,375,500	9,013,000	7,670,948
Global Hedged Income - 1 Portfolio	1,698,750	2,350,000	1,603,594

Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

3. Investment Transactions

Purchases and sales of securities for the six months period ended October 31, 2006 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales

Convertible Bond Arbitrage-1 Portfolio	$21,062,990	$16,194,091
Fixed Income Arbitrage-1 Portfolio	5,187,051	7,312,068
Merger Arbitrage-1 Portfolio	31,616,637	23,459,965
Long/Short Equity—Earning Revision-1 Portfolio	12,486,600	12,296,982
Long/Short Equity—Momentum-1 Portfolio	22,459,244	22,121,254
Long/Short Equity—Deep Discount Value-1 Portfolio	53,707,259	44,320,539
Long/Short Equity—International-1 Portfolio	44,708,266	44,471,941
Long/Short Equity—Global-1 Portfolio	16,788,391	17,569,280
Long/Short Equity—REIT-1 Portfolio	54,111,930	50,323,091
Distressed Securities & Special Situations-1 Portfolio	39,569,659	27,946,207
Global Hedged Income-1 Portfolio	11,202,519	2,395,764
Long/Short Equity—Healthcare/Biotech-1 Portfolio	11,752,025	3,063,258

Purchases and sales of U.S. Government securities for the six months period ended October 31, 2006 for the Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales

Fixed Income Arbitrage-1 Portfolio	$14,139,246	$10,022,141
Global Hedged Income-1 Portfolio	5,012,305	-

4. Investment Advisory Agreements and Other Expense Agreements

Upon investing in the Portfolios, an annualized expense of 3.00% is incurred. Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% t h e Portfolios’ average daily net assets, excluding any direct or indirect use of leverage. The combined effect of the Advisory Agreement and the Services Agreement (the ‘‘Agreements’’) is to place a cap or ceiling on the Portfolios’ ordinary annual operating expenses at 3.00% of the average daily net assets, excluding any direct or indirect use of leverage, of the Portfolios.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor. Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement. Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act). The following is a listing of the current Sub-Advisory Agreements that are in effect as of October 31, 2006 for the Portfolios of the UFT:
The Advisor has entered into a Sub-Advisory Agreement with CapitalWorks Investment Partners, LLC (“CapitalWorks”) to manage a portion of an Underlying Fund’s assets. CapitalWorks is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Smith Breeden Associates, Inc. (“Smith Breeden”) to manage a portion of an Underlying Fund’s assets. Smith Breeden is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Gabelli Asset Management Company (“GAMCO”) to manage a portion of an Underlying Fund’s assets. GAMCO is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Zacks Investment Management, Inc. (“Zacks”) to manage a portion of an Underlying Fund’s assets. Zacks is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Twin Capital Management, Inc. (“Twin”) to manage a portion of an Underlying Fund’s assets. Twin is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

The Advisor has entered into Sub-Advisory Agreements with Carlin Asset Management and Sunnymeath Asset Management, Inc. (the “Sub-Advisors”) to manage a portion of an Underlying Fund’s assets. Each Sub-Advisor is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Copernicus International, LLC (“Copernicus”) to manage a portion of an Underlying Fund’s assets. Copernicus is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into Sub-Advisory Agreements with Apis Capital Advisers, LLC and Venus Capital Management, Inc. (the “Sub-Advisors”) to manage a portion of an Underlying Fund’s assets. Each Sub-Advisor is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift n i stitutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Alpha Equity Management, LLC (“Alpha Equity”) to manage a portion of an Underlying Fund’s assets. Alpha Equity is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into Sub-Advisory Agreements with Schultze Asset Management, LLC, Weiss, Peck & Greer Investments, and Quattro Global Capital, LLC (the “Sub-Advisors”) to manage a portion of an Underlying Fund’s assets. Each Sub-Advisor is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Seagate Global Advisors, LLC (“Seagate”) to manage a portion of an Underlying Fund’s assets. Seagate is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor has entered into a Sub-Advisory Agreement with Hovan Capital Management, LLC (“Hovan”) to manage a portion of an Underlying Fund’s assets. Hovan is a registered investment advisor and provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations.

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

5. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

	Convertible Bond Arbitrage-1 Portfolio		Fixed Income Arbitrage-1 Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	1,612,456	$15,414,299	2,724,240	$28,246,491
Shares sold	510,678	5,097,629	986,947	10,181,443
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase	2,123,134	$20,511,928	3,711,187	$38,427,934

Shares outstanding:
Beginning of period	-		-
End of period	2,123,134		3,711,187

	Merger Arbitrage-1Portfolio		Long/Short Equity—Earning Revision-1Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	1,660,365	$15,874,217	2,742,377	$22,226,189
Shares sold	610,102	6,048,521	13,342	137,633
Shares issued to shareholders
in reinvestment of distributions	-	-	19,550	200,000
Shares redeemed	-	-	-	-
Net increase	2,270,467	$21,922,738	2,775,269	$22,563,822

Shares outstanding:
Beginning of period	-		-
End of period	2,270,467		2,775,269

	Long/Short Equity—Momentum-1 Portfolio		Long/Short Equity—Deep Discount Value -1 Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	2,769,174	$20,432,053	1,020,734	$10,557,079
Shares sold	99,655	1,005,637	2,082,177	15,943,038
Shares issued to shareholders
in reinvestment of distributions	20,534	200,000	-	-
Shares redeemed	-	-	-	-
Net increase	2,889,363	$21,637,690	3,102,911	$26,500,117

Shares outstanding:
Beginning of period	-		-
End of period	2,889,363		3,102,911

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

	Long/Short Equity—International-1 Portfolio		Long/Short Equity—Global-1 Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	1,222,699	$11,592,074	1,779,561	$14,981,837
Shares sold	802,052	7,918,811	99,405	951,078
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	(515,351)	(4,700,000)
Net increase	2,024,751	$19,510,885	1,363,615	$11,232,915

Shares outstanding:
Beginning of period	-		-
End of period	2,024,751		1,363,615

	Long/Short Equity—REIT-1 Portfolio		Distressed Securities &Special Situations - 1Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	1,444,451	$14,379,461	4,142,363	$33,531,744
Shares sold	1,193,015	12,131,387	1,572,121	15,364,148
Shares issued to shareholders
in reinvestment of distributions	-	-	42,194	400,000
Shares redeemed	-	-	-	-
Net increase	2,637,466	$26,510,848	5,756,678	$49,295,892

Shares outstanding:
Beginning of period	-		-
End of period	2,637,466		5,756,678

	Global Hedged Income-1Portfolio		Long/Short Equity—Healthcare Biotech - 1Portfolio
	Shares	Amount	Shares	Amount

Capital shares due to reorganization	-	$-	-	$-
Shares sold	1,341,496	13,415,307	1,000,375	10,003,729
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-
Shares redeemed	-	-	-	-
Net increase	1,341,496	$13,415,307	1,000,375	$10,003,729

Shares outstanding:
Beginning of period	-		-
End of period	1,341,496		1,000,375

Underlying Funds Trust
Notes to Financial Statements
October 31, 2006 (Unaudited) (continued)

6. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Long/Short Equity—Deep Discount Value-1 Portfolio (“Deep Discount”) owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of Deep Discount. During the period from May 1, 2006 to October 31, 2006, Deep Discount owned the following position in such companies for investment purposes only:

Issuer Name	Share Balance at May 1, 2006[1]	Purchases	Sales	Share Balance at October 31, 2006	Value at October 31, 2006	Realized Gains (Losses)
Electronic Control Security	348,524	501,672	4,000	846,196	$ 346,940	$(4,600)

[1]	Share balance represents transfer due to the fund reorganization.

Underlying Funds Trust
Financial Highlights

For the Six Months Ended October 31, 2006 (Unaudited)	Convertible Bond Arbitrage-1Portfolio	Fixed Income Arbitrage-1Portfolio	Merger Arbitrage-1Portfolio	Long/Short Equity Earnings Revision-1 Portfolio
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.04	0.31	(0.07)	0.08
Net realized and unrealized gain (loss) on investments	0.11	0.39	0.43	0.20
Total Gain from Investment Operations	0.15	0.70	0.36	0.28

Less Dividends and Distributions:
Net investment income	-	-	-	(0.07)
Net realized gains	-	-	(0.12)	-
Total Dividends and Distributions	-	-	(0.12)	(0.07)

Net Asset Value, End of Period	$10.15	$10.70	$10.24	$10.21

Total Return(4)	1.42%	7.27%	3.36%	3.77%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$21,542	$39,699	$23,243	$28,343

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(5)	4.77%	3.00%	4.45%	4.07%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(3)(5)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(5)	0.65%	5.98%	(1.76%)	1.52%

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(5)	2.42%	5.98%	(0.31%)	2.59%

Ratio of interest expense and dividends on short positions
to average net assets:(5)	1.77%	0.00%	1.45%	1.07%

Portfolio turnover rate(4)	75%	57%	108%	46%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)
For the six months ended October 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.13 for the Convertible Bond Arbitrage-1 Portfolio, $0.31 for the Fixed Income Arbitrage-1 Portfolio, $0.00 for the Merger Arbitrage-1 Portfolio, and $0.14 for the Long/Short Equity Earnings Revision-1 Portfolio.

(3)
For the six months ended October 31, 2006, the ratio of expenses excluding dividends on short positions and interest expense to average net assets a for the Convertible Bond Arbitrage-1 Portfolio, 2.93% for the Fixed Income Arbitrage-1 Portfolio, 2.63% for the Merger Arbitrage-1 Portfolio, and 2.92% for the Long/Short Equity Earnings Revision-1 Portfolio.

(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity Momentum-1 Portfolio	Long/Short Equity Deep Discount Value-1 Portfolio	Long/Short Equity International-1 Portfolio	Long/Short Equity Global-1 Portfolio
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:
Net investment income (loss) (2)	0.08	(0.06)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.63)	(1.83)	(0.22)	(0.38)
Total Loss from Investment Operations	(0.55)	(1.89)	(0.31)	(0.41)

Less Dividends and Distributions:
Net investment income	(0.07)	-	-	-
Net realized gains	-	-	-	-
Total Dividends and Distributions	(0.07)	-	-	-

Net Asset Value, End of Period	$9.38	$8.11	$9.69	$9.59

Total Return(4)	(4.68%)	(0.56%)	(2.42%)	(1.42%)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$27,105	$25,161	$19,626	$13,080

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(5)	4.11%	4.35%	6.38%	4.19%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(3)(5)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(5)	1.46%	(1.69%)	(1.94%)	(0.62%)

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(5)	2.57%	(0.34%)	1.44%	0.57%

Ratio of interest expense and dividends on short positions
to average net assets:(5)	1.11%	1.35%	3.38%	1.19%

Portfolio turnover rate(4)	84%	283%	307%	139%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)
For the six months ended October 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.13 for the Long/Short Equity Momentum-1 Portfolio, ($0.01) for the Long/Short Equity Deep Discount Value-1 Portfolio, $0.08 for the Long/Short Equity International-1 Portfolio, and $0.03 for the Long/Short Equity Global-1 Portfolio.

(3)
For the six months ended October 31, 2006, the ratio of expenses excluding dividends on short positions and interest expense to average net assets after waiver was 2.90% for the Long/Short Equity Momentum-1 Portfolio, 2.91% for the Long/Short Equity Deep Discount Value-1 Portfolio, 2.91% for the Long/Short Equity n I ternational-1 Portfolio, and 2.92% for the Long/Short Equity Global-1 Portfolio.

(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

For the Six Months Ended October 31, 2006 (Unaudited)	Long/Short Equity REIT-1 Portfolio	Distressed Securities & Special Situations-1Portfolio	Global Hedged Income-1Portfolio(2)	Long/Short Equity Healthcare/Biotech-1 Portfolio(2)
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00

Gain (Loss) from Investment Operations:
Net investment income (loss) (3)	0.03	(0.02)	0.11	0.02
Net realized and unrealized gain (loss) on investments	0.23	(0.34)	0.05	(0.05)
Total Gain (Loss) from Investment Operations	0.26	(0.36)	0.16	(0.03)

Less Dividends and Distributions:
Net investment income	-	-	(0.04)	-
Net realized gains	-	(0.08)	-	-
Total Dividends and Distributions	-	(0.08)	(0.04)	-

Net Asset Value, End of Period	$10.26	$9.56	$10.12	$9.97

Total Return(5)	2.89%	(0.39%)	2.06%	(0.01%)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$27,048	$55,054	$13,582	$9,973

Ratio of expenses including dividends on short positions
and interest expense to average net assets:(6)	7.88%	4.15%	3.88%	3.00%

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:(4)(6)	3.00%	3.00%	3.00%	3.00%

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:(6)	0.44%	(0.44%)	2.41%	1.51%

Ratio of net investment income excluding dividends on short
positions and interest expense to average net assets:(6)	5.32%	0.71%	3.29%	1.51%

Ratio of interest expense and dividends on short positions
to average net assets:(6)	4.88%	1.15%	0.88%	0.00%

Portfolio turnover rate(5)	290%	53%	46%	32%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Commencement of operations for the Global Hedged Income-1 Portfolio and Long/Short Equity-Healthcare/Biotech-1 Portfolio was May 24, 2006 and September 25, 2006, respectively.
(3)
For the six months ended October 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.28 for the Long/Short Equity REIT-1 Portfolio, $0.04 for the Distressed Securities & Special Situations-1 Portfolio, $0.15 for the Global Hedged Income-1 Portfolio, and $0.02 for the Long/Short Equity Healthcare/Biotech-1 Portfolio.

(4)
For the six months ended October 31, 2006, the ratio of expenses excluding dividends on short positions and interest expense to average net assets after waiver was 2.91% for the Long/Short Equity REIT-1 Portfolio, 2.92% for the Distressed Securities & Special Situations-1 Portfolio, 2.91% for the Global Hedged Income-1 Portfolio, and 2.96% for the Long/Short Equity Healthcare/Biotech-1 Portfolio.

(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Board Approval of Investment Advisory Agreement
October 31, 2006 (Unaudited)

At its meeting on September 11, 2006, the Board of Trustees, including the Trustees who are not "interested persons," as defined in the Investment Company Act of 1940, (the "Board") of AIP Alternative Strategies Funds (the “Trust”) on behalf of Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (the “Funds”), voted to approve the continuation of the current investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Funds and Alternative Investment Partners, LLC (the “Advisor”). In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:

•	The nature, scope and quality of the services provided by the Advisor;

•	The investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

•	The reasonableness of the cost of the services provided by the Advisor.

In connection with the Advisory Agreement renewal process, the Board was provided with comparative information to aid in their decision-making. This information included reports prepared by US Bancorp Fund Services, LLC, the Funds’ Administrative Services Agent (the "Fund Administrator"), which compared the advisory fees, the total operating expenses and the performance of the Funds to a peer group of funds, a profitability memo prepared by the Advisor and a questionnaire provided by Fund counsel and completed by the Advisor with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement under Section 15 of the Investment Company Act.. The Board also received a memorandum from the Funds’ legal counsel summarizing the responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.

Nature, Scope and Quality of Services. At each quarterly meeting of the Board of Trustees, management presents information describing the services furnished to the Funds by the Advisor under the current Advisory Agreement including, reports on the investment management, portfolio trading and compliance functions performed by the Advisor under the Advisory Agreement.

The Board evaluated these factors based on their own direct experience with the Advisor and in consultation with their independent counsel. The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had not diminished over the past year and that the quality of service continued to be high. The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (i) the Advisor was able to retain quality personnel, including the sub-advisors and Trust Advisors LLC (the “Research Consultant”), (ii) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (iii) the Advisor was very responsive to the requests of the Trustees, (iv) the Advisor has consistently kept the Board apprised of developments relating to the Funds and the industry in general and (v) the Advisor continues to demonstrate the ability to grow the Funds.

Investment Performance. The Board reviewed the performance of the Funds, both on an absolute basis and as compared to its peer group. The Funds’ performance against the peer group was used by the Board to provide an objective comparative benchmark against which the Funds’ performance could be assessed. However, the Advisor noted that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor will continue to refine the comparative data and monitor the marketplace for more comparable products. The Board considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Fund’s investment objectives, strategies limitations and restrictions.

AIP Alternative Strategies Funds
Board Approval of Investment Advisory Agreement
October 31, 2006 (Unaudited) (continued)

Cost of Services. The Board also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor. The Advisor noted that the sub-advisory and research consultant fees are paid out of the Advisor’s fee. The Board also reviewed information regarding expenses presented by management, which showed that overall expenses of the Funds. Based on this information, the Board concluded h t at the Funds’ expenses are in line with its peers, and that management of the Advisor is doing a credible job of effectively managing expenses, notwithstanding that the Funds’ small size presents challenges given the lack of the ability to spread fixed costs and minimum fees, such as fund accounting fees, auditing fees, legal fees, transfer agent fees, custody fees, etc., over a larger base of assets.

Based on the factors discussed above, the Board recommended and approved continuation of the Advisory Agreement.

At its meeting on September 11, 2006 the Board also approved the continuation of the Portfolio Research Consultant agreement among the Trust, on behalf of the Funds, the Advisor and Trust Advisors LLC, after having reviewed the information provided to them and based on a similar analysis as described above.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of October 31, 2006.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.”

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Underlying Funds Trust

By (Signature and Title)*_/s/ Lee Schultheis
Lee Scultheis, President

Date January 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Lee Schultheis
Lee Schultheis, President

Date January 4, 2007

By (Signature and Title)* _/s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date January 4, 2007

* Print the name and title of each signing officer under his or her signature.